UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of –0.30%, and its Service shares produced a total return of –0.45%.1 In comparison, the fund’s benchmark, the Standard & Poor’s® 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 1.23% for the same period.2

U.S. equities advanced modestly over the first half of 2015 amid choppy economic growth. Overweighted allocations to the energy and consumer staples sectors weighed on the fund’s underperformance compared to its benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the fund normally invests at least 80% of its assets in common stocks.The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Choppy Economic Growth Constrained Equity Gains

The S&P 500 Index made scant progress over the first half of 2015. U.S. economic data softened more than expected over the winter months and remained mixed through the spring while global growth slowed. Investors were skittish about the possibility of higher short-term interest rates from the Federal Reserve Board (the “Fed”), and they were unsettled by the debt crisis in Greece.

Market leadership narrowed in this environment, with strength concentrated in only three sectors of the S&P 500 Index: the health care, consumer discretionary, and telecommunications services sectors. Five segments, including the energy and industrials sectors, posted negative returns.

Fund Strategies Produced Mixed Results

The fund lagged the S&P 500 Index over the first half of 2015 but registered strengthening relative results compared to previous reporting periods.The primary factors detracting from relative performance over the reporting period included overweighted allocations to the energy and consumer staples sectors. Relative results also were penalized by an underweighted and selectively focused position in the consumer discretionary sector, as well as by stock selection shortfalls in the industrials sector.

On a more positive note, our stock selection strategy in the information technology sector — particularly an overweighted position in Apple — was a primary factor supporting relative performance.The fund’s lack of exposure to utilities, the reporting period’s weakest sector, also contributed positively to relative results. Stock selections in the strong-performing health care sector, which featured positions in Novo Nordisk, Gilead Sciences, and Abbott Laboratories, also proved advantageous, but this positive impact was offset by an underweighted presence in the sector.

The largest positive contributors to the fund’s returns over the first half of 2015 were Apple, Novo Nordisk,Walt Disney, Estee Lauder, Gilead Sciences, JPMorgan Chase

& Co., Christian Dior, Walgreens Boots Alliance, and McGraw-Hill Financial.

Positions detracting from performance included Chevron, ExxonMobil, Procter & Gamble, Union Pacific, Twenty-First Century Fox, Wal-Mart Stores, and Canadian Pacific Railway.

4

Positioned for the Next Phase of the Economic Cycle

The S&P 500 Index may continue to lack clear direction until investors are more confident of the U.S. economy’s ability to withstand higher interest rates. The debt crisis in Greece hurt stocks in late June, but its impact on the U.S. and global economies are expected to be limited. Even as the Fed begins to normalize monetary policy, still-low interest rates, muted inflation, and aggressive monetary easing abroad are expected to support equity valuations.

Nonetheless, investors’ risk appetites are likely to diminish, and their preferences may begin to shift.We expect profit fundamentals to command greater attention, and greater forward earnings support may be required to drive the market higher. Stocks of large, high-quality companies seem well positioned for better relative performance as the business cycle matures and monetary policies normalize.The large, globally prominent industry leaders in which the fund invests, with their established competitive advantages and strong balance sheets, in our view typically have greater flexibility than smaller companies to absorb higher labor costs and sustain earnings growth as interest rates rise.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. – Reflects reinvestment of dividends daily and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components)
funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund,Appreciation Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 3.96	$ 5.20
Ending value (after expenses)	$ 997.00	$ 995.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.01	$ 5.26
Ending value (after expenses)	$ 1,020.83	$ 1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .80% for Initial shares and 1.05% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Banks—1.2%
Wells Fargo & Co.	120,000		6,748,800
Capital Goods—1.3%
United Technologies	67,000		7,432,310
Consumer Durables & Apparel—2.2%
Christian Dior	55,100		10,756,104
Hermes International	3,177		1,185,114
			11,941,218
Consumer Services—1.3%
McDonald’s	76,200		7,244,334
Diversified Financials—10.1%
American Express	106,000		8,238,320
BlackRock	30,600		10,586,988
Franklin Resources	152,300		7,467,269
Intercontinental Exchange	12,000		2,683,320
JPMorgan Chase & Co.	219,600		14,880,096
State Street	80,500		6,198,500
Visa, Cl. A	86,200		5,788,330
			55,842,823
Energy—13.5%
Chevron	173,800		16,766,486
ConocoPhillips	161,100		9,893,151
EOG Resources	34,600		3,029,230
Exxon Mobil	294,764		24,524,365
Imperial Oil	98,800	[a]	3,815,656
Occidental Petroleum	147,800		11,494,406
Phillips 66	58,800		4,736,928
			74,260,222
Food & Staples Retailing—2.3%
Walgreens Boots Alliance	106,500		8,992,860
Whole Foods Market	89,100		3,514,104
			12,506,964

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—18.3%
Altria Group	290,900		14,227,919
Anheuser-Busch InBev, ADR	27,000		3,258,090
Coca-Cola	481,000		18,869,630
Diageo, ADR	25,000		2,901,000
Nestle, ADR	203,500		14,684,560
PepsiCo	120,400		11,238,136
Philip Morris International	378,900		30,376,413
SABMiller	100,000		5,191,377
			100,747,125
Health Care Equipment & Services—1.7%
Abbott Laboratories	191,800		9,413,544
Household & Personal Products—4.6%
Estee Lauder, Cl. A	130,600		11,317,796
Procter & Gamble	177,900		13,918,896
			25,236,692
Insurance—1.3%
ACE	70,100		7,127,768
Materials—2.1%
Air Products & Chemicals	5,000		684,150
Praxair	90,900		10,867,095
			11,551,245
Media—6.9%
Comcast, Cl. A	169,000		10,163,660
McGraw-Hill Financial	54,800		5,504,660
Twenty-First Century Fox, Cl. A	279,736		9,104,008
Walt Disney	115,600		13,194,584
			37,966,912
Pharmaceuticals,
Biotech & Life Sciences—11.9%
AbbVie	191,800		12,887,042
Celgene	25,000	[b]	2,893,375
Gilead Sciences	57,300		6,708,684
Johnson & Johnson	69,700		6,792,962
Novartis, ADR	84,000		8,260,560
Novo Nordisk, ADR	278,100		15,228,756

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals,
Biotech & Life Sciences (continued)
Roche Holding, ADR	366,900		12,867,183
			65,638,562
Retailing—2.0%
Target	46,900		3,828,447
Wal-Mart Stores	102,600		7,277,418
			11,105,865
Semiconductors &
Semiconductor Equipment—3.3%
Intel	172,400		5,243,546
Texas Instruments	215,600		11,105,556
Xilinx	45,000		1,987,200
			18,336,302
Software & Services—5.9%
Automatic Data Processing	99,200		7,958,816
Facebook, Cl. A	74,600	[b]	6,398,069
International Business Machines	65,800		10,703,028
Oracle	179,800		7,245,940
			32,305,853
Technology Hardware & Equipment—6.9%
Apple	261,550		32,804,909
QUALCOMM	82,800		5,185,764
			37,990,673
Transportation—2.7%
Canadian Pacific Railway	49,400		7,915,362
Union Pacific	74,100		7,066,917
			14,982,279
Total Common Stocks
(cost $273,581,975)			548,379,491

Other Investment—1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,148,683)	9,148,683	[c]	9,148,683

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $3,868,465)	3,868,465 [c]	3,868,465
Total Investments (cost $286,599,123)	101.9%	561,396,639
Liabilities, Less Cash and Receivables	(1.9%)	(10,501,367)
Net Assets	100.0%	550,895,272

ADR—American Depository Receipts

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $3,777,499 and the value of the collateral held by the fund was $3,868,465.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	18.3	Money Market Investments	2.4
Energy	13.5	Food & Staples Retailing	2.3
Pharmaceuticals,		Consumer Durables & Apparel	2.2
Biotech & Life Sciences	11.9	Materials	2.1
Diversified Financials	10.1	Retailing	2.0
Media	6.9	Health Care Equipment & Services	1.7
Technology Hardware & Equipment	6.9	Insurance	1.3
Software & Services	5.9	Consumer Services	1.3
Household & Personal Products	4.6	Capital Goods	1.3
Semiconductors &		Banks	1.2
Semiconductor Equipment	3.3
Transportation	2.7		101.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,777,499)—Note 1(c):
Unaffiliated issuers	273,581,975	548,379,491
Affiliated issuers	13,017,148	13,017,148
Cash		26,427
Dividends and securities lending income receivable		1,338,485
Receivable for investment securities sold		212,212
Prepaid expenses		4,775
		562,978,538
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		325,835
Due to Fayez Sarofim & Co.		102,201
Payable for shares of Beneficial Interest redeemed		7,734,348
Liability for securities on loan—Note 1(c)		3,868,465
Accrued expenses		52,417
		12,083,266
Net Assets ($)		550,895,272
Composition of Net Assets ($):
Paid-in capital		237,879,184
Accumulated undistributed investment income—net		214,428
Accumulated net realized gain (loss) on investments		38,003,901
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		274,797,759
Net Assets ($)		550,895,272

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	301,861,795	249,033,477
Shares Outstanding	6,475,553	5,374,748
Net Asset Value Per Share ($)	46.62	46.33
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $262,764 foreign taxes withheld at source):
Unaffiliated issuers	7,572,915
Affiliated issuers	1,071
Income from securities lending—Note 1(c)	4,332
Total Income	7,578,318
Expenses:
Investment advisory fee—Note 3(a)	1,533,611
Sub-investment advisory fee—Note 3(a)	626,405
Distribution fees—Note 3(b)	326,660
Professional fees	51,344
Prospectus and shareholders’ reports	24,056
Trustees’ fees and expenses—Note 3(c)	22,127
Custodian fees—Note 3(b)	21,975
Shareholder servicing costs—Note 3(b)	1,136
Loan commitment fees—Note 2	989
Interest expense—Note 2	677
Miscellaneous	15,659
Total Expenses	2,624,639
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	2,624,636
Investment Income—Net	4,953,682
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	38,063,614
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(44,789,909)
Net Realized and Unrealized Gain (Loss) on Investments	(6,726,295)
Net (Decrease) in Net Assets Resulting from Operations	(1,772,613)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	4,953,682	10,358,834
Net realized gain (loss) on investments	38,063,614	27,347,692
Net unrealized appreciation
(depreciation) on investments	(44,789,909)	7,612,519
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,772,613)	45,319,045
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(2,827,200)	(6,210,078)
Service Shares	(2,044,860)	(4,157,846)
Net realized gain on investments:
Initial Shares	(14,565,873)	(9,146,788)
Service Shares	(12,097,365)	(6,764,797)
Total Dividends	(31,535,298)	(26,279,509)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,973,824	16,457,471
Service Shares	14,200,087	35,946,895
Dividends reinvested:
Initial Shares	17,393,073	15,356,866
Service Shares	14,142,225	10,922,643
Cost of shares redeemed:
Initial Shares	(33,143,145)	(72,828,378)
Service Shares	(28,959,976)	(45,422,441)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(10,393,912)	(39,566,944)
Total Increase (Decrease) in Net Assets	(43,701,823)	(20,527,408)
Net Assets ($):
Beginning of Period	594,597,095	615,124,503
End of Period	550,895,272	594,597,095
Undistributed investment income—net	214,428	132,806

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	122,102	342,337
Shares issued for dividends reinvested	371,176	325,702
Shares redeemed	(678,583)	(1,518,733)
Net Increase (Decrease) in Shares Outstanding	(185,305)	(850,694)
Service Shares
Shares sold	293,404	751,479
Shares issued for dividends reinvested	303,606	233,185
Shares redeemed	(601,078)	(951,348)
Net Increase (Decrease) in Shares Outstanding	(4,068)	33,316

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015			Year Ended December 31,
Initial Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	49.51	47.95	40.47	37.99	35.44	31.40
Investment Operations:
Investment income—net[a]	.44	.89	.86	.82	.73	.64
Net realized and unrealized
gain (loss) on investments	(.59)	2.86	7.59	3.14	2.42	4.09
Total from Investment Operations	(.15)	3.75	8.45	3.96	3.15	4.73
Distributions:
Dividends from
investment income—net	(.44)	(.90)	(.87)	(1.48)	(.60)	(.69)
Dividends from net realized
gain on investments	(2.30)	(1.29)	(.10)	—	—	—
Total Distributions	(2.74)	(2.19)	(.97)	(1.48)	(.60)	(.69)
Net asset value, end of period	46.62	49.51	47.95	40.47	37.99	35.44
Total Return (%)	(.30)[b]	8.09	21.11	10.44	9.01	15.32
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80 [c]	.80	.81	.81	.80	.81
Ratio of net expenses
to average net assets	.80 [c]	.80	.81	.81	.80	.81
Ratio of net investment income
to average net assets	1.83 [c]	1.84	1.95	2.02	1.99	2.01
Portfolio Turnover Rate	5.60 [b]	3.65	7.71	3.05	4.24	11.90
Net Assets, end of period
($ x 1,000)	301,862	329,802	360,197	345,985	326,445	310,385

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015			Year Ended December 31,
Service Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	49.23	47.69	40.25	37.74	35.23	31.21
Investment Operations:
Investment income—net[a]	.38	.76	.75	.72	.63	.58
Net realized and unrealized
gain (loss) on investments	(.60)	2.85	7.55	3.10	2.42	4.05
Total from Investment Operations	(.22)	3.61	8.30	3.82	3.05	4.63
Distributions:
Dividends from
investment income—net	(.38)	(.78)	(.76)	(1.31)	(.54)	(.61)
Dividends from net realized
gain on investments	(2.30)	(1.29)	(.10)	—	—	—
Total Distributions	(2.68)	(2.07)	(.86)	(1.31)	(.54)	(.61)
Net asset value, end of period	46.33	49.23	47.69	40.25	37.74	35.23
Total Return (%)	(.45)[b]	7.83	20.83	10.14	8.74	15.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05 [c]	1.05	1.06	1.06	1.05	1.06
Ratio of net expenses
to average net assets	1.05 [c]	1.05	1.06	1.06	1.05	1.06
Ratio of net investment income
to average net assets	1.58 [c]	1.59	1.70	1.79	1.75	1.74
Portfolio Turnover Rate	5.60 [b]	3.65	7.71	3.05	4.24	11.90
Net Assets, end of period
($ x 1,000)	249,033	264,795	254,928	220,568	174,160	125,296

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Appreciation Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and inter-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	462,315,728	—	—	462,315,728
Equity Securities—
Foreign
Common Stocks†	86,063,763	—	—	86,063,763
Mutual Funds	13,017,148	—	—	13,017,148

† See Statement of Investments for additional detailed categorizations.

At December 31, 2014, $15,893,896 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

20

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $1,356 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015, were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,263,200	33,810,859	25,925,376	9,148,683	1.7
Dreyfus
Institutional
Cash
Advantage
Fund	4,154,880	46,129,045	46,415,460	3,868,465.7
Total	5,418,080	79,939,904	72,340,836	13,017,148	2.4

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

22

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: $10,543,184 and long-term capital gain $15,736,325. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2015 was approximately $123,800 with a related weighted average annualized interest rate of 1.10%.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $326,660 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $1,052 for transfer agency services and $66 for

24

cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $21,975 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $250,217, Distribution Plan fees $53,710, custodian fees $18,459, Chief Compliance Officer fees $3,169 and transfer agency fees $280.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $32,096,188 and $69,544,837, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $274,797,516, consisting of $278,528,634 gross unrealized appreciation and $3,731,118 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Subadviser”) provides day-today management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’

26

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods except the ten-year period when it was equal to the Performance Group median and above the Performance Universe median. Dreyfus

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the return of the index in five of the ten years.

The Board discussed with representatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance. They discussed, among other matters, plans for increased management focus on ways to improve the fund’s performance.The Board members noted that the Sub-Adviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies. The Sub-Adviser’s considerable reputation, based on following this investment approach, was noted. A representative of the Sub-Adviser reminded the Board members that high quality, mega-cap stocks have been out of favor, which has affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

28

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates

30

and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

The Fund 31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Growth and Income
Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 2.65%, and its Service shares achieved a total return of 2.52%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 1.23% for the same period.2

U.S. equities advanced modestly over the first half of 2015 as the market digested earlier gains amid choppy economic growth.The fund outperformed its benchmark, largely due to strong stock selections in the consumer staples, energy, health care, information technology and materials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk.To pursue these goals, the fund normally invests primarily in stocks of domestic and foreign issuers.We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income.We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

U.S. Stocks Digested Previous Gains

In contrast to robust employment gains and improved business and consumer confidence during much of 2014, the economic recovery proved more uneven over the first half of 2015.The U.S. economy contracted modestly during the first quarter in the face of severe winter weather and a labor slowdown in West Coast ports. Global economic weakness further weighed on U.S. exporters when massive quantitative easing programs in Europe and Japan caused the U.S. dollar to appreciate

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sharply against most foreign currencies. Meanwhile, sharply lower oil prices created challenges for energy producers. In this environment, the S&P 500 Index repeatedly vacillated between gains and losses over the first few months of the year.

Fortunately, the economy seemed to get back on track in the spring, when labor markets resumed their vigorous gains, housing markets showed renewed signs of strength, oil prices rebounded, and currency exchange rates stabilized.These developments supported higher stock prices through mid-June until concerns regarding a debt crisis in Greece derailed the advance. Consumer discretionary companies and health care providers fared particularly well during the second quarter, while richly valued, dividend-paying utilities lagged market averages.

Stock Selections Drove Fund Performance

Although the fund’s comparatively strong returns were bolstered by underweighted exposure to the relatively weak utilities and industrials sectors, most of its outperformance stemmed from favorable individual stock selections across a variety of market sectors. In the consumer staples sector, the fund benefited from its focus on fast-growing companies, such as CVS Health, which achieved success through an emphasis on providing health care services through its retail stores and clinics. Packaged food maker ConAgra Foods also added to relative returns as company management, under pressure from activist investors, stated its intent to maximize shareholder returns. The fund invested in several of the energy sector’s better performers, including refiners Valero Energy and Phillips 66 while avoiding the large, integrated oil companies such as Exxon Mobil and Chevron.

In the health care sector, top performers included health systems management firm UnitedHealth Group and biotechnology developer Biogen. Pharmaceutical services provider Omnicare also gained value after agreeing to be acquired by CVS Health. Our effective security selection among technology stocks was led by our positions in network security company Fortinet and computer/cell phone manufacturer Apple, with both companies generating strong earnings results. Finally, in the materials sector, construction products providers Martin Marietta Materials and Vulcan Materials gained ground after reporting strong earnings and issuing positive outlooks.

The only area in which the fund significantly underperformed its benchmark was the consumer discretionary sector, where apparel makers PVH and Michael Kors Holdings suffered due to currency exposures and weak overseas spending trends. The fund’s

4

telecommunications holdings slightly underperformed market averages due to Windstream Holdings, which faced skepticism about future earnings growth and the sustainability of their high dividend yield. Notable underperformers in other sectors included computer storage companies SanDisk and EMC, semiconductor equipment maker Applied Materials, software providers Oracle and Microsoft, oil and gas producer EOG Resources and industrial component maker Precision Castparts. However other holdings in the technology, energy and industrial sectors more than made up for these disappointments.

Positioned for Improved Growth

In light of recent employment gains, strength in housing markets, low energy prices, and mild inflation, we believe the U.S. economy is well positioned for the second half of 2015. While the fund’s sector allocations remain similar to those of the benchmark, we have identified particularly compelling investment opportunities in the financials, consumer discretionary, and energy sectors. In contrast, the fund holds mildly underweighted exposure to the utilities, telecommunications, and industrials sectors.We also have trimmed the fund’s exposure to health care holdings by locking in profits among some of the sector’s better recent performers.

July 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Growth and Income Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.42	$ 5.67
Ending value (after expenses)	$ 1,026.50	$ 1,025.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.41	$ 5.66
Ending value (after expenses)	$ 1,020.43	$ 1,019.19

† Expenses are equal to the fund’s annualized expense ratio of .88% for Initial shares and 1.13% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.1%	Shares		Value ($)
Automobiles & Components—1.2%
Delphi Automotive	4,836		411,495
General Motors	7,105		236,810
Tesla Motors	1,703	[a,b]	456,847
			1,105,152
Banks—7.1%
Bank of America	54,879		934,041
Citigroup	30,034		1,659,078
JPMorgan Chase & Co.	34,725		2,352,966
PNC Financial Services Group	3,430		328,080
Regions Financial	32,162		333,198
Wells Fargo & Co.	14,819		833,421
			6,440,784
Capital Goods—6.7%
Danaher	6,378		545,893
Honeywell International	18,740		1,910,918
Northrop Grumman	1,497		237,469
Owens Corning	8,720		359,700
Precision Castparts	2,839		567,431
Raytheon	6,465		618,571
United Technologies	16,633		1,845,099
			6,085,081
Commercial & Professional Services—.6%
Tyco International	13,801		531,063
Consumer Durables & Apparel—2.1%
Hanesbrands	13,576		452,352
lululemon athletica	5,554	[b]	362,676
NIKE, Cl. B	6,999		756,032
Under Armour, Cl. A	3,493	[b]	291,456
			1,862,516
Consumer Services—1.5%
Carnival	15,810		780,856
McDonald’s	5,914		562,244
			1,343,100

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—7.8%
Ameriprise Financial	3,382		422,513
Berkshire Hathaway, Cl. B	4,952	[b]	674,017
BlackRock	1,487		514,472
Capital One Financial	7,534		662,766
Charles Schwab	13,889		453,476
Goldman Sachs Group	5,880		1,227,685
Intercontinental Exchange	2,605		582,504
Invesco	6,439		241,398
Morgan Stanley	22,301		865,056
TD Ameritrade Holding	10,203		375,675
Voya Financial	21,836		1,014,719
			7,034,281
Energy—8.4%
Anadarko Petroleum	7,805		609,258
EOG Resources	19,204		1,681,310
Occidental Petroleum	29,278		2,276,950
Phillips 66	11,717		943,922
Schlumberger	23,894		2,059,424
			7,570,864
Food & Staples Retailing—1.9%
CVS Health	16,323		1,711,956
Food, Beverage & Tobacco—7.4%
Archer-Daniels-Midland	9,458		456,065
Coca-Cola Enterprises	27,197		1,181,438
ConAgra Foods	25,755		1,126,009
Molson Coors Brewing, Cl. B	5,266		367,619
Mondelez International, Cl. A	27,016		1,111,438
PepsiCo	22,904		2,137,859
Philip Morris International	3,858		309,296
			6,689,724
Health Care Equipment & Services—4.2%
Boston Scientific	26,300	[b]	465,510
Cardinal Health	10,319		863,184
McKesson	3,304		742,772
Medtronic	9,064		671,642

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
UnitedHealth Group	8,340		1,017,480
			3,760,588
Household & Personal Products—.8%
Estee Lauder, Cl. A	8,102		702,119
Insurance—3.3%
American International Group	13,720		848,170
FNF Group	6,381		236,033
Hartford Financial Services Group	9,100		378,287
Marsh & McLennan	10,148		575,392
Prudential Financial	10,228		895,155
			2,933,037
Materials—3.9%
Dow Chemical	14,473		740,583
Martin Marietta Materials	7,839		1,109,297
Mosaic	10,104		473,372
Packaging Corporation of America	3,719		232,400
Potash Corp of Saskatchewan	11,031		341,630
Vulcan Materials	7,568		635,182
			3,532,464
Media—4.4%
AMC Networks, Cl. A	4,983	[b]	407,859
CBS, Cl. B	9,576		531,468
Cinemark Holdings	7,279		292,397
Comcast, Cl. A	9,531		573,194
Interpublic Group of Companies	49,984		963,192
Omnicom Group	6,017		418,121
Twenty-First Century Fox, Cl. A	7,145		232,534
Viacom, Cl. B	8,928		577,106
			3,995,871
Pharmaceuticals, Biotech & Life Sciences—10.0%
AbbVie	16,624		1,116,967
Alexion Pharmaceuticals	3,080	[b]	556,772
Allergan	2,795	[b]	848,171
Biogen	2,217	[b]	895,535
Bristol-Myers Squibb	10,728		713,841

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Eli Lilly & Co.	5,634		470,383
Illumina	2,461	[b]	537,384
Mallinckrodt	3,653	[b]	430,031
Merck & Co.	15,272		869,435
Pfizer	42,131		1,412,652
Regeneron Pharmaceuticals	1,211	[b]	617,767
Vertex Pharmaceuticals	4,408	[b]	544,300
			9,013,238
Real Estate—.7%
Communications Sales & Leasing	25,306		625,564
Retailing—4.4%
Amazon.com	2,720	[b]	1,180,725
Dollar Tree	6,673	[b]	527,100
Home Depot	6,577		730,902
Kohl’s	3,450		216,005
Priceline Group	650	[b]	748,391
Ulta Salon Cosmetics & Fragrance	3,418	[b]	527,910
			3,931,033
Semiconductors & Semiconductor Equipment—2.7%
Applied Materials	28,818		553,882
Avago Technologies	3,663		486,923
Microchip Technology	14,674	[a]	695,914
Texas Instruments	14,188		730,824
			2,467,543
Software & Services—11.2%
Accenture, Cl. A	3,599		348,311
Adobe Systems	6,289	[b]	509,472
Akamai Technologies	7,279	[b]	508,220
Cognizant Technology Solutions, Cl. A	8,484	[b]	518,288
Facebook, Cl. A	15,604	[b]	1,338,277
Fortinet	8,380	[b]	346,345
Google, Cl. A	1,515	[b]	818,161
Google, Cl. C	1,519	[b]	790,655

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Intuit	5,333		537,406
LinkedIn, Cl. A	1,965	[b]	406,028
Oracle	43,419		1,749,786
salesforce.com	10,529	[b]	733,134
Splunk	4,602	[b]	320,391
Visa, Cl. A	18,133		1,217,631
			10,142,105
Technology Hardware &
Equipment—6.7%
Apple	31,386		3,936,589
Cisco Systems	65,197		1,790,310
Hewlett-Packard	9,811		294,428
Western Digital	412		32,309
			6,053,636
Telecommunication Services—1.1%
Verizon Communications	19,465		907,264
Windstream Holdings	16,913	[a]	107,905
			1,015,169
Transportation—.7%
Delta Air Lines	2,840		116,667
FedEx	2,801		477,290
			593,957
Utilities—.3%
NRG Yield, Cl. A	6,636	[a]	145,926
NRG Yield, Cl. C	6,636	[a]	145,262
			291,188
Total Common Stocks
(cost $71,661,497)			89,432,033

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $473,805)	473,805	[c]	473,805

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $862,314)	862,314 [c]	862,314
Total Investments (cost $72,997,616)	100.6%	90,768,152
Liabilities, Less Cash and Receivables	(.6%)	(544,636)
Net Assets	100.0%	90,223,516

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $1,536,029 and the value of the collateral held by the fund was $1,564,625, consisting of cash collateral of $862,314 and U.S.
Government & Agency securities valued at $702,311.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	11.2	Semiconductors &
Pharmaceuticals,		Semiconductor Equipment	2.7
Biotech & Life Sciences	10.0	Consumer Durables & Apparel	2.1
Energy	8.4	Food & Staples Retailing	1.9
Diversified Financials	7.8	Consumer Services	1.5
Food, Beverage & Tobacco	7.4	Money Market Investments	1.5
Banks	7.1	Automobiles & Components	1.2
Capital Goods	6.7	Telecommunication Services	1.1
Technology Hardware & Equipment	6.7	Household & Personal Products	.8
Media	4.4	Real Estate	.7
Retailing	4.4	Transportation	.7
Health Care Equipment & Services	4.2	Commercial & Professional Services	.6
Materials	3.9	Utilities	.3
Insurance	3.3		100.6

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,536,029)—Note 1(b):
Unaffiliated issuers	71,661,497	89,432,033
Affiliated issuers	1,336,119	1,336,119
Cash		214
Receivable for investment securities sold		969,242
Dividends and securities lending income receivable		105,622
Prepaid expenses		1,137
		91,844,367
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		67,888
Liability for securities on loan—Note 1(b)		862,314
Payable for investment securities purchased		646,068
Payable for shares of Beneficial Interest redeemed		18,394
Accrued expenses		26,187
		1,620,851
Net Assets ($)		90,223,516
Composition of Net Assets ($):
Paid-in capital		66,596,226
Accumulated undistributed investment income—net		38,265
Accumulated net realized gain (loss) on investments		5,818,489
Accumulated net unrealized appreciation
(depreciation) on investments		17,770,536
Net Assets ($)		90,223,516

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	83,590,001	6,633,515
Shares Outstanding	2,745,304	217,655
Net Asset Value Per Share ($)	30.45	30.48

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $197 foreign taxes withheld at source):
Unaffiliated issuers	727,544
Affiliated issuers	305
Income from securities lending—Note 1(b)	3,344
Total Income	731,193
Expenses:
Investment advisory fee—Note 3(a)	344,414
Professional fees	26,111
Prospectus and shareholders’ reports	9,730
Distribution fees—Note 3(b)	8,739
Custodian fees—Note 3(b)	7,926
Trustees’ fees and expenses—Note 3(c)	2,677
Shareholder servicing costs—Note 3(b)	410
Loan commitment fees—Note 2	306
Miscellaneous	11,308
Total Expenses	411,621
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	411,620
Investment Income—Net	319,573
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,985,446
Net unrealized appreciation (depreciation) on investments	(3,864,691)
Net Realized and Unrealized Gain (Loss) on Investments	2,120,755
Net Increase in Net Assets Resulting from Operations	2,440,328
See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	319,573	696,079
Net realized gain (loss) on investments	5,985,446	9,409,709
Net unrealized appreciation
(depreciation) on investments	(3,864,691)	(1,303,965)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,440,328	8,801,823
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(304,116)	(658,649)
Service Shares	(15,862)	(38,245)
Net realized gain on investments:
Initial Shares	(7,596,149)	—
Service Shares	(629,912)	—
Total Dividends	(8,546,039)	(696,894)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,654,774	5,712,344
Service Shares	123,505	507,846
Dividends reinvested:
Initial Shares	7,900,265	658,649
Service Shares	645,774	38,245
Cost of shares redeemed:
Initial Shares	(5,853,940)	(12,784,397)
Service Shares	(837,308)	(2,071,360)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	3,633,070	(7,938,673)
Total Increase (Decrease) in Net Assets	(2,472,641)	166,256
Net Assets ($):
Beginning of Period	92,696,157	92,529,901
End of Period	90,223,516	92,696,157
Undistributed investment income—net	38,265	38,670

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	51,900	188,310
Shares issued for dividends reinvested	260,035	20,879
Shares redeemed	(183,965)	(415,673)
Net Increase (Decrease) in Shares Outstanding	127,970	(206,484)
Service Shares
Shares sold	3,983	16,350
Shares issued for dividends reinvested	21,242	1,211
Shares redeemed	(26,555)	(67,438)
Net Increase (Decrease) in Shares Outstanding	(1,330)	(49,877)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	32.68		29.92	22.07	18.96	19.76	16.86
Investment Operations:
Investment income—net[a]	.11		.24	.23	.30	.25	.20
Net realized and unrealized
gain (loss) on investments	.74		2.77	7.86	3.12	(.80)	2.91
Total from Investment Operations	.85		3.01	8.09	3.42	(.55)	3.11
Distributions:
Dividends from
investment income—net	(.11)		(.25)	(.24)	(.31)	(.25)	(.21)
Dividends from net realized
gain on investments	(2.97)		—	—	—	—	—
Total Distributions	(3.08)		(.25)	(.24)	(.31)	(.25)	(.21)
Net asset value, end of period	30.45		32.68	29.92	22.07	18.96	19.76
Total Return (%)	2.65	[b]	10.07	36.78	18.08	(2.79)	18.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	[c]	.87	.89	.91	.89	.88
Ratio of net expenses
to average net assets	.88	[c]	.87	.89	.91	.89	.88
Ratio of net investment income
to average net assets	.72	[c]	.78	.91	1.42	1.24	1.16
Portfolio Turnover Rate	30.77	[b]	51.99	50.46	48.39	83.28	82.26
Net Assets, end of period
($ x 1,000)	83,590		85,534	84,479	67,525	65,629	77,151

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	32.71		29.94	22.09	18.98	19.77	16.87
Investment Operations:
Investment income—net[a]	.07		.16	.17	.25	.20	.16
Net realized and unrealized
gain (loss) on investments	.74		2.78	7.85	3.12	(.79)	2.91
Total from Investment Operations	.81		2.94	8.02	3.37	(.59)	3.07
Distributions:
Dividends from
investment income—net	(.07)		(.17)	(.17)	(.26)	(.20)	(.17)
Dividends from net realized
gain on investments	(2.97)		—	—	—	—	—
Total Distributions	(3.04)		(.17)	(.17)	(.26)	(.20)	(.17)
Net asset value, end of period	30.48		32.71	29.94	22.09	18.98	19.77
Total Return (%)	2.52	[b]	9.83	36.43	17.77	(2.99)	18.29
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	[c]	1.12	1.14	1.16	1.14	1.13
Ratio of net expenses
to average net assets	1.13	[c]	1.12	1.14	1.16	1.14	1.13
Ratio of net investment income
to average net assets	.46	[c]	.52	.65	1.17	.99	.91
Portfolio Turnover Rate	30.77	[b]	51.99	50.46	48.39	83.28	82.26
Net Assets, end of period
($ x 1,000)	6,634		7,162	8,051	7,358	7,222	9,028

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Growth and Income Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	88,240,804	—	—	88,240,804
Equity Securities—
Foreign
Common Stocks†	1,191,229	—	—	1,191,229
Mutual Funds	1,336,119	—	—	1,336,119

† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $1,033 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,189,496	7,128,147	7,843,838	473,805.5
Dreyfus
Institutional
Cash Advantage
Fund	871,655	6,427,208	6,436,549	862,314	1.0
Total	2,061,151	13,555,355	14,280,387	1,336,119	1.5

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $696,894.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

24

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $8,739 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $319 for transfer agency services and $24 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $7,926 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $56,739, Distribution Plan fees $1,397, custodian fees $6,500, Chief Compliance Officer fees $3,169 and transfer agency fees $83.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $28,079,992 and $32,158,431, respectively.

At June 30, 2015, accumulated net unrealized appreciation on investments was $17,770,536, consisting of $19,507,239 gross unrealized appreciation and $1,736,703 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for three of the six periods (and below the median for three of the six periods (ranking lowest in the one-year period)) and above the Performance Universe median for all periods except the one-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

28

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

30

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 31

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets posted moderate gains, on average, over the first half of 2015. Despite ongoing concerns that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies, investor sentiment was buoyed by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy. In this environment, more developed markets generally produced higher returns than emerging markets.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite pockets of persistent instability in some areas, we believe currency depreciation has enhanced Europe’s competitiveness in global markets, recent wage negotiations in Japan suggest that long-awaited inflationary pressure may be taking root, and more stimulative economic policies in China may provide a catalyst for growth in the rest of Asia. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of January 1, 2015, through June 30, 2015, as provided by Paul Markham and Jeff Munroe, Primary Portfolio Managers, Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, International Equity Portfolio’s (the “fund”) Initial shares produced a total return of 6.50%, and its Service shares returned 6.35%.1 This compares with a 5.52% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International equities advanced over the first half of 2015 amid aggressively accommodative monetary policies. Favorable stock selections in the consumer staples, consumer discretionary, and industrials sectors helped the fund outperform its benchmark.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based on observable economic, industrial, or social trends that we believe will affect markets, industries, or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include debt burden, which asserts that certain economies and institutions need to reduce their budget deficits and debt obligations, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our net effects theme identifies the investment opportunities and challenges inherent in an interconnected world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation, and interest rates; investment themes; the relative values of equities, bonds, and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

Economic Developments Drove Market Performance

International stock markets rallied over the first quarter of 2015 in response to a fresh wave of monetary easing in Europe and Japan. Quantitative easing caused most international currencies to depreciate sharply against the U.S. dollar, creating a favorable environment for exporters to the United States and companies that compete with imported U.S. goods. International equities gave back some of their previous gains during the second quarter amid rebounding oil prices and expectations that U.S. monetary policymakers would begin to raise short-term interest rates.These factors contributed to higher sovereign bond yields, and equities declined in tandem. The sell-off was exacerbated in June by an intensifying debt crisis in Greece and plunging equity values in China.

In this environment, Japanese equities led the MSCI EAFE Index’s advance. European equities also fared well in local currency terms, but returns for U.S. residents were dampened by the weakening euro.

Security Selections Buoyed Results

The fund particularly benefited during the reporting period from strong stock selections in the consumer staples sector. Japan Tobacco gained value when it announced the divestment of non-core assets and achieved improved pricing in some markets. Japanese drug store chain Sugi Holdings also performed strongly. In the consumer discretionary sector, Japanese convenience store operator Don Quijote Holdings reported strong earnings and improving gross profit margins. Italian tire manufacturer Pirelli & C aided results in the industrials sector, and an underweighted position in the struggling energy sector further bolstered relative performance. From a regional perspective, underweighted exposure to Asia/Pacific ex-Japan and successful stock selections in the United Kingdom boosted results compared to the benchmark.

Conversely, the fund’s investments in the information technology sector lagged market averages. Finnish technology company Nokia suffered after announcing the takeover of a French telecommunications equipment maker, and semiconductor manufacturer Tokyo Electron was hurt by the cancellation of a planned merger. In

4

the financials sector, rising bond yields provided greater competition for dividend-paying stocks, such as German residential property developer LEG Immobilien.The fund’s weakest holding for the reporting period was casino operator Sands China, which encountered declining traffic volumes and delays in completing a new hotel.

At times during the reporting period, the fund employed forward contracts to hedge its currency exposures.

Maintaining a Cautious Investment Posture

In our view, global financial markets continue to face challenges, including sluggish economic growth, growing debt burdens, market volatility in China, upcoming U.S. rate hikes, and the risk that major central banks have exhausted their policy options in the event of an unexpected downturn.

Against this backdrop, our emphasis remains on identifying companies with structural tailwinds or qualities that position them as relatively safe havens, such as strong balance sheets, pricing power, robust cash flows, cost flexibility, and reasonable valuations.We have identified a number of stocks meeting our criteria in the consumer discretionary, health care, telecommunications services and consumer staples sectors, but relatively few in the energy, financials, materials and industrials sectors.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in an index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.89	$ 7.16
Ending value (after expenses)	$ 1,065.00	$ 1,063.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 5.76	$ 7.00
Ending value (after expenses)	$ 1,019.09	$ 1,017.85

† Expenses are equal to the fund’s annualized expense ratio of 1.15% for Initial shares and 1.40% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.8%	Shares		Value ($)
Australia—.8%
Dexus Property Group	56,291		317,049
Belgium—1.8%
Anheuser-Busch InBev	5,945		712,488
Brazil—.2%
International Meal Company Alimentacao	28,351	[a]	86,537
China—.8%
China Biologic Products	2,861	[a]	329,473
Finland—1.0%
Nokia	57,787		392,342
France—4.7%
Air Liquide	5,332		674,391
Sanofi	6,580		647,305
Vivendi	23,808		600,522
			1,922,218
Germany—11.2%
Bayer	4,739		663,316
Brenntag	11,590		664,534
Commerzbank	51,260	[a]	655,194
Continental	1,371		324,416
Infineon Technologies	52,672		653,570
LEG Immobilien	12,882	[a]	895,010
SAP	5,755		401,640
Telefonica Deutschland Holding	50,272		289,757
			4,547,437
Hong Kong—5.5%
AIA Group	120,600		789,578
Belle International Holdings	420,000		483,852
Jardine Matheson Holdings	7,900		448,325
Man Wah Holdings	508,400		499,116
			2,220,871

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
India—1.0%
HDFC Bank, ADR	7,048	426,615
Ireland—1.7%
CRH	24,695	693,000
Israel—.1%
Bank Hapoalim	11,029	59,412
Italy—2.0%
Atlantia	16,379	404,645
Pirelli & C	24,954	421,195
		825,840
Japan—28.9%
Don Quijote Holdings	27,500	1,170,691
FANUC	2,800	573,796
Japan Airlines	21,836	761,856
Japan Tobacco	26,800	954,867
LIXIL Group	15,800	313,715
M3	14,800	297,729
NGK Spark Plug	18,000	499,326
Nomura Holdings	80,400	545,657
Recruit Holdings	15,935	486,311
Sawai Pharmaceutical	5,900	343,727
Skylark	48,300	636,580
SoftBank	21,300	1,254,661
Stanley Electric	16,200	337,806
Sugi Holdings	15,100	771,132
Suntory Beverage & Food	9,400	374,433
Tokyo Electron	11,400	721,623
TOPCON	22,600	544,756
Toyota Motor	17,300	1,159,553
		11,748,219
Macau—.7%
Sands China	82,800	278,793

8

Common Stocks (continued)	Shares		Value ($)
Mexico—.5%
Grupo Financiero Santander Mexico, Cl. B, ADR	24,039		219,957
Netherlands—3.4%
Reed Elsevier	24,170		573,276
Wolters Kluwer	27,639		821,023
			1,394,299
Norway—1.1%
DNB	26,864		448,165
Philippines—.8%
Energy Development	1,952,300		323,868
LT Group	19,100		5,896
			329,764
Portugal—.7%
Galp Energia	23,724		278,241
Russia—.5%
TBC Bank, GDR	20,029		206,299
Switzerland—11.9%
Actelion	2,924	[a]	427,834
Credit Suisse Group	27,648	[a]	759,991
Nestle	12,784		922,958
Novartis	10,368		1,021,885
Roche Holding	2,917		817,428
Zurich Insurance Group	2,871	[a]	873,936
			4,824,032
United Kingdom—20.5%
Associated British Foods	10,128		456,877
Barclays	257,202		1,052,748
British American Tobacco	12,722		682,635
Centrica	169,662		703,237
Dixons Carphone	58,398		416,119
GlaxoSmithKline	29,769		618,589
Imagination Technologies Group	44,177	[a]	153,576

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Just Eat	73,538 [a]	470,041
Merlin Entertainments	57,406 [b]	385,238
Next	4,063	475,604
Prudential	53,002	1,276,249
Vodafone Group	277,933	1,003,754
Wolseley	10,271	655,695
		8,350,362
Total Investments (cost $35,879,254)	99.8%	40,611,413
Cash and Receivables (Net)	.2%	98,253
Net Assets	100.0%	40,709,666

ADR—American Depository Receipts
GDR—Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, this security was valued at $385,238 or .9% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.9	Technology	5.7
Consumer Services	20.2	Basic Materials	4.9
Consumer Goods	19.3	Utilities	2.5
Health Care	11.7	Oil & Gas	.7
Industrial	7.6
Telecommunications	6.3		99.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	35,879,254	40,611,413
Cash denominated in foreign currencies	41,750	41,652
Receivable for investment securities sold		637,682
Dividends receivable		156,595
Unrealized appreciation on forward
foreign currency exchange contracts—Note 4		32,097
Prepaid expenses		262
		41,479,701
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		48,726
Cash overdraft due to Custodian		11,036
Payable for investment securities purchased		462,694
Payable for shares of Beneficial Interest redeemed		109,225
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		101,675
Accrued expenses		36,679
		770,035
Net Assets ($)		40,709,666
Composition of Net Assets ($):
Paid-in capital		45,315,182
Accumulated undistributed investment income—net		120,400
Accumulated net realized gain (loss) on investments		(9,381,100)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		4,655,184
Net Assets ($)		40,709,666

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	30,199,755	10,509,911
Shares Outstanding	1,597,377	556,237
Net Asset Value Per Share ($)	18.91	18.89

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $65,789 foreign taxes withheld at source):
Unaffiliated issuers	649,727
Affiliated issuers	250
Total Income	649,977
Expenses:
Investment advisory fee—Note 3(a)	154,270
Professional fees	33,931
Custodian fees—Note 3(b)	24,133
Distribution fees—Note 3(b)	13,250
Prospectus and shareholders’ reports	7,831
Trustees’ fees and expenses—Note 3(c)	1,621
Shareholder servicing costs—Note 3(b)	174
Loan commitment fees—Note 2	137
Miscellaneous	13,584
Total Expenses	248,931
Investment Income—Net	401,046
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	204,526
Net realized gain (loss) on forward foreign currency exchange contracts	269,140
Net Realized Gain (Loss)	473,666
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,041,092
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(347,483)
Net Unrealized Appreciation (Depreciation)	1,693,609
Net Realized and Unrealized Gain (Loss) on Investments	2,167,275
Net Increase in Net Assets Resulting from Operations	2,568,321

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	401,046	1,007,018
Net realized gain (loss) on investments	473,666	2,957,460
Net unrealized appreciation
(depreciation) on investments	1,693,609	(5,070,557)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,568,321	(1,106,079)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(998,035)	(706,951)
Service Shares	(321,999)	(224,609)
Total Dividends	(1,320,034)	(931,560)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,079,530	2,642,372
Service Shares	802,669	871,107
Dividends reinvested:
Initial Shares	998,035	706,951
Service Shares	321,999	224,609
Cost of shares redeemed:
Initial Shares	(2,530,110)	(4,294,625)
Service Shares	(963,527)	(2,130,320)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(291,404)	(1,979,906)
Total Increase (Decrease) in Net Assets	956,883	(4,017,545)
Net Assets ($):
Beginning of Period	39,752,783	43,770,328
End of Period	40,709,666	39,752,783
Undistributed investment income—net	120,400	1,039,388

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	56,577	139,933
Shares issued for dividends reinvested	53,172	37,704
Shares redeemed	(132,684)	(227,128)
Net Increase (Decrease) in Shares Outstanding	(22,935)	(49,491)
Service Shares
Shares sold	42,065	46,350
Shares issued for dividends reinvested	17,155	11,979
Shares redeemed	(50,214)	(112,745)
Net Increase (Decrease) in Shares Outstanding	9,006	(54,416)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total return do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.35		19.28	16.86	13.75	16.44	15.19
Investment Operations:
Investment income—net[a]	.19		.46	.27	.28	.21	.22
Net realized and unrealized
gain (loss) on investments	1.00		(.96)	2.66	2.90	(2.57)	1.28
Total from Investment Operations	1.19		(.50)	2.93	3.18	(2.36)	1.50
Distributions:
Dividends from
investment income—net	(.63)		(.43)	(.51)	(.07)	(.33)	(.25)
Net asset value, end of period	18.91		18.35	19.28	16.86	13.75	16.44
Total Return (%)	6.50	[b]	(2.65)	17.74	23.15	(14.68)	10.03
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.15	[c]	1.08	1.11	1.06	1.10	1.06
Ratio of net expenses
to average net assets	1.15	[c]	1.08	1.11	1.06	1.10	1.06
Ratio of net investment income
to average net assets	2.01	[c]	2.44	1.49	1.88	1.35	1.47
Portfolio Turnover Rate	17.50	[b]	44.96	48.07	45.03	56.20	63.67
Net Assets, end of period
($ x 1,000)	30,200		29,731	32,192	28,058	33,297	47,443

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	18.31		19.24	16.83	13.72	16.41	15.17
Investment Operations:
Investment income—net[a]	.17		.42	.23	.23	.17	.18
Net realized and unrealized
gain (loss) on investments	.99		(.97)	2.65	2.90	(2.57)	1.28
Total from Investment Operations	1.16		(.55)	2.88	3.13	(2.40)	1.46
Distributions:
Dividends from
investment income—net	(.58)		(.38)	(.47)	(.02)	(.29)	(.22)
Net asset value, end of period	18.89		18.31	19.24	16.83	13.72	16.41
Total Return (%)	6.35	[b]	(2.90)	17.43	22.83	(14.91)	9.74
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.40	[c]	1.33	1.36	1.31	1.35	1.31
Ratio of net expenses
to average net assets	1.40	[c]	1.33	1.36	1.31	1.35	1.31
Ratio of net investment income
to average net assets	1.78	[c]	2.22	1.24	1.53	1.09	1.23
Portfolio Turnover Rate	17.50	[b]	44.96	48.07	45.03	56.20	63.67
Net Assets, end of period
($ x 1,000)	10,510		10,022	11,578	9,749	9,439	13,819

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Equity Portfolio (the “fund”) is a separate non-diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	40,611,413	—	—	40,611,413
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	32,097	—	32,097
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(101,675)	—	(101,675)

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation (depreciation) at period end.

20

At December 31, 2014, $38,567,759 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015, were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	332,000	5,903,309	6,235,309	—	—

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $9,808,168 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $931,560.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $13,250 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

24

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $24,133 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $25,700, Distribution Plan fees $2,216, custodian fees $17,503, Chief Compliance Officer fees $3,169 and transfer agency fees $138.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2015, amounted to $7,099,187 and $7,764,221, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the

26

fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2015:

	Foreign				Unrealized
Forward Foreign Currency	Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring:
7/1/2015 [a]	31,744,461	257,308	USD	259,382	2,074
7/2/2015 [b]	4,111,995	33,477	USD	33,599	122
7/15/2015 [b]	260,967,000	2,192,281	USD	2,132,737	(59,544)
Sales:		Proceeds ($)
Euro,
Expiring
7/1/2015 [c]	132,346	147,658	USD	147,546	112
Hong Kong Dollar,
Expiring:
7/2/2015 [c]	208,331	26,873	USD	26,876	(3)
7/3/2015 [c]	231,372	29,845	USD	29,848	(3)
Israeli Shekel,
Expiring
7/1/2015 [a]	465,662	123,566	USD	123,388	178
Japanese Yen,
Expiring:
7/15/2015 [b]	260,967,000	2,162,348	USD	2,132,737	29,611
8/14/2015 [b]	253,389,000	2,029,424	AUD	2,071,549	(42,125)
Gross Unrealized
Appreciation					32,097
Gross Unrealized
Depreciation					(101,675)

AUD—Australian Dollar
USD—U.S. Dollar
Counterparties:

a	UBS
b	JP Morgan Chase Bank
c	Royal Bank of Scotland

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	32,097	(101,675)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	32,097	(101,675)
Derivatives not subject
to Master Agreements	—	—
Total gross amount of assets and
liabilities subject to Master Agreements	32,097	(101,675)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
JP Morgan Chase Bank	29,733	(29,733)	—	—
UBS	2,252	—	—	2,252
Royal Bank of Scotland	112	(6)	—	106
Total	32,097	(29,739)	—	2,358

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
JP Morgan Chase Bank	(101,669)	29,733	—	(71,936)
Royal Bank of Scotland	(6)	6	—	—
Total	(101,675)	29,739	—	(71,936)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

28

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Forward contracts	2,666,072

At June 30, 2015, accumulated net unrealized appreciation on investments was $4,732,159, consisting of $7,180,349 gross unrealized appreciation and $2,448,190 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

30

 including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally above the Performance Group and Performance Universe medians (ranking in the first quartile of the Performance Group for most periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent

32

consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed busi-

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

ness decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

34

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
International Value
Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets posted moderate gains, on average, over the first half of 2015. Despite ongoing concerns that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies, investor sentiment was buoyed by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy. In this environment, more developed markets generally produced higher returns than emerging markets.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite pockets of persistent instability in some areas, we believe currency depreciation has enhanced Europe’s competitiveness in global markets, recent wage negotiations in Japan suggest that long-awaited inflationary pressure may be taking root, and more stimulative economic policies in China may provide a catalyst for growth in the rest of Asia. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by D. Kirk Henry and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, International Value Portfolio’s Initial shares produced a total return of 7.45%, and its Service shares produced a total return of 7.36%.1 This compares with a 5.52% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE® Index”), for the same period.2

International equities gained ground over the first half of 2015 with support from central bank quantitative easing programs. The fund outperformed its benchmark, largely on the strength of favorable country allocations and stock selections in Japan, Italy, and Australia.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies. The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth based on traditional value measures, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

Central Banks Spurred International Economic Rebound

During the first three months of 2015, a slowdown in U.S. economic activity precipitated in part by severe winter weather cast a shadow over global growth prospects. Meanwhile, massive quantitative easing programs in Europe and Japan provided a supportive backdrop for international equities, providing inexpensive capital for business operations and expansion. Quantitative easing also caused most

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

international currencies to decline sharply in value against the U.S. dollar, creating a favorable environment for exporters to the United States and for those competing locally with U.S. imports. Consequently, international equities climbed during most of the reporting period with notably strong performance from Japan and the better positioned European markets.Although many Asian and European countries continued to report encouraging economic developments through the end of the reporting period, a debt crisis in Greece and an abrupt drop in Chinese stock prices unsettled international investors, driving the Index lower during the last week of June.

Allocation and Stock Selection Strategies Enhanced Returns

Overweighted exposure to the Japanese and Italian markets bolstered the fund’s relative returns, as did underweighted exposure to Australia. Individual stock selections in these markets further enhanced relative performance. In Japan, we identified several attractively valued financial stocks that produced significant gains as they recovered from prior weakness, including banks, such as Mitsubishi UFJ Financial Group and Sumitomo Mitsui Financial Group, and property financiers, such as Nomura Real Estate Holdings. In the consumer area, drug store chain Matsumotokiyoshi Holdings encountered improving domestic consumption trends.Top performing Italian holdings included oil refinery Saras, which benefited from lower oil prices and rising domestic demand, and aerospace manufacturer Finmeccanica, which achieved significant milestones in a major corporate restructuring. In Australia, QBE Insurance Group was the fund’s leading holding, rising due to an improved debt profile and increased capital resources.

A few holdings in other markets further contributed to the fund’s relatively strong returns. In the United Kingdom, insurance provider esure Group traded higher after posting strong quarterly results, while food retailer Tesco made progress recapturing lost market share in the wake of a restructuring program. In Sweden, consumer products maker Svenska Cellulosa benefited from declining local currency valuations.

On a more negative note, the fund’s exposure to French utilities GDF Suez and Electricite de France detracted from returns due to company-specific problems, while French food retailer Casino Guichard Perrachon was hurt by a challenging pricing environment. South Korean conglomerate Samsung Electronics dipped slightly on profit taking after posting strong results in 2014. Luxembourg-based steel maker ArcelorMittal suffered amid industry-wide weakness in the iron and steel

4

industry. Swedish communication equipment firm Ericsson and German equipment manufacturer Aixtron both posted weak quarterly results.

Positioned for Further Recovery

While unresolved issues such as the Greek debt crisis and Chinese stock market volatility continue to overhang the market, we see these challenges as temporary impediments to further economic progress in Europe and Asia. We have adopted a constructive view of current market conditions, and we have continued to find attractive investment opportunities within the asset class.Among country allocations, we have recently increased the fund’s exposure to stocks in Germany and Singapore, while reducing exposure in France, where we have taken some profits. Among sectors, the fund’s overweighted exposure to energy stocks has increased as holdings have appreciated.We also have boosted exposure to telecommunications stocks while decreasing the fund’s industrial exposure.

July 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, International Value Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through January 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE®) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.53	$ 5.76
Ending value (after expenses)	$ 1,074.50	$ 1,073.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.41	$ 5.61
Ending value (after expenses)	$ 1,020.43	$ 1,019.24

† Expenses are equal to the fund’s annualized expense ratio of .88% for Initial shares and 1.12% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
June 30, 2015 (Unaudited)

Common Stocks—90.7%	Shares		Value ($)
Australia—2.3%
Australia & New Zealand Banking Group	16,839		418,347
Primary Health Care	58,059		225,769
QBE Insurance Group	48,620		512,800
			1,156,916
Austria—.5%
Erste Group Bank	9,842	[a]	279,521
Brazil—.5%
Petroleo Brasileiro, ADR	25,963	[a]	234,965
China—1.5%
CNOOC	205,000		290,910
FIH Mobile	344,000		208,134
Guangzhou Automobile Group, Cl. H	292,000		270,470
			769,514
Denmark—.9%
Carlsberg, Cl. B	5,229		474,696
France—8.1%
BNP Paribas	9,291		560,891
Casino Guichard Perrachon	4,659		352,939
Cie de St-Gobain	6,076		272,783
Danone	4,585		296,422
Electricite de France	24,798		552,922
GDF Suez	20,268		375,994
Sanofi	8,603		846,316
Total	17,925		870,691
			4,128,958
Germany—5.5%
Aixtron	31,581	[a]	213,326
Deutsche Bank	27,842		836,520
E.ON	19,225		256,125
LANXESS	7,320		431,620
METRO	11,410		359,735
Suedzucker	8,934		148,654
Talanx	9,414		289,038
Wacker Chemie	2,651		273,677
			2,808,695

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong—4.1%
CITIC	237,000		424,986
COSCO Pacific	290,792		394,648
Esprit Holdings	189,879		177,838
Lifestyle International Holdings	171,500		318,152
Pacific Basin Shipping	431,000		145,121
WH Group	382,000	[b]	260,201
Yue Yuen Industrial Holdings	112,000		374,944
			2,095,890
India—1.6%
Reliance Industries, GDR	16,701	[b]	520,236
State Bank of India, GDR	7,058		291,848
			812,084
Ireland—.6%
CRH	10,532		295,553
Israel—1.2%
Teva Pharmaceutical Industries, ADR	10,379		613,399
Italy—3.9%
Assicurazioni Generali	33,893		610,617
Finmeccanica	22,342	[a]	280,963
Saras	153,393	[a]	272,249
Telecom Italia	403,693	[a]	512,166
UniCredit	50,033		336,071
			2,012,066
Japan—20.4%
Aiful	74,800	[a]	241,418
Credit Saison	20,700		443,819
Denso	6,500		323,765
East Japan Railway	5,990		538,872
Ebara	80,000		387,629
Fujitsu	98,000		548,034
Honda Motor	28,900		935,469
INPEX	31,000		352,466
LIXIL Group	26,300		522,196
Mitsubishi UFJ Financial Group	94,600		680,059
Nippon Shokubai	37,000		506,696
Nippon Telegraph & Telephone	14,400		521,652

8

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nippon Telegraph & Telephone, ADR	2,780		100,886
Nissan Motor	32,100		334,416
Nomura Real Estate Holdings	21,900		459,885
Ricoh	43,000		446,215
Sawai Pharmaceutical	7,800		454,418
Shimamura	1,400		147,110
SoftBank	9,100		536,029
Sumitomo Electric Industries	28,350		439,433
Sumitomo Mitsui Financial Group	20,300		905,484
Sumitomo Mitsui Trust Holdings	73,240		335,485
Yamada Denki	70,300		281,464
			10,442,900
Netherlands—4.4%
Aegon	42,781		314,402
ING Groep	30,066		496,418
Koninklijke Philips	39,476		1,004,306
Randstad Holding	6,551		426,591
			2,241,717
Russia—.3%
Gazprom, ADR	29,535		152,105
Singapore—1.7%
United Overseas Bank	33,400		572,104
Wilmar International	113,500		276,408
			848,512
South Korea—2.5%
Hyundai Mobis	1,388		263,800
KB Financial Group	3,078		101,823
KB Financial Group, ADR	12,693		417,219
Korea Electric Power	5,746		235,929
Samsung Electronics	244		277,370
			1,296,141
Spain—1.7%
Banco Popular Espanol	57,151	[a]	276,905
Banco Santander	38,471		268,660
Ebro Foods	16,226		314,035
			859,600

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden—2.6%
Electrolux, Ser. B	5,886		184,464
Ericsson, Cl. B	45,216		468,531
Getinge, Cl. B	18,619		448,077
Svenska Cellulosa, Cl. B	9,939		252,736
			1,353,808
Switzerland—6.1%
ABB	28,693	[a]	600,897
Credit Suisse Group	29,022	[a]	797,760
Holcim	7,132	[a]	526,347
Roche Holding	4,204		1,178,082
			3,103,086
United Kingdom—18.7%
Anglo American	19,449		280,685
ArcelorMittal	29,973		291,817
Aviva	41,955		324,663
Barclays	97,743		400,070
BHP Billiton	17,775		348,831
BP	128,912		851,021
esure Group	134,386		536,328
GlaxoSmithKline	45,484		945,142
Home Retail Group	166,484		442,081
HSBC Holdings	96,230		861,994
Royal Bank of Scotland Group	63,308	[a]	349,644
Royal Dutch Shell, Cl. A	31,795		892,492
Serco Group	191,495		355,044
Spire Healthcare Group	66,270	[b]	346,740
Standard Chartered	60,375		966,660
Tesco	210,019		701,394
Unilever	14,819		635,659
			9,530,265
United States—1.6%
iShares MSCI EAFE ETF	12,913		819,846
Total Common Stocks
(cost $56,669,243)			46,330,237

10

Preferred Stocks—.9%	Shares	Value ($)
Germany
Volkswagen
(cost $507,374)	2,061	477,924

Other Investment—1.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $659,462)	659,462 [c]	659,462
Total Investments (cost $57,836,079)	92.9%	47,467,623
Cash and Receivables (Net)	7.1%	3,609,947
Net Assets	100.0%	51,077,570

ADR—American Depository Receipts
ETF—Exchange-Traded Fund
GDR—Global Depository Receipts

a Non-income producing security.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities were valued at $1,127,177 or 2.2% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	27.2	Information Technology	4.2
Industrial	10.5	Telecommunication Services	3.2
Health Care	9.9	Utilities	2.8
Consumer Discretionary	9.7	Exchange-Traded Funds	1.6
Energy	8.7	Money Market Investment	1.3
Consumer Staples	8.0
Materials	5.8		92.9

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	57,176,617	46,808,161
Affiliated issuers	659,462	659,462
Cash		3,637,189
Cash denominated in foreign currencies	204,934	203,070
Receivable for investment securities sold		625,014
Dividends receivable		199,400
Prepaid expenses		20,181
		52,152,477
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		66,759
Payable for investment securities purchased		606,978
Payable for shares of Beneficial Interest redeemed		359,959
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		1,225
Accrued expenses		39,986
		1,074,907
Net Assets ($)		51,077,570
Composition of Net Assets ($):
Paid-in capital		88,581,760
Accumulated undistributed investment income—net		570,647
Accumulated net realized gain (loss) on investments		(27,690,514)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(10,384,323)
Net Assets ($)		51,077,570

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	28,598,444	22,479,126
Shares Outstanding	2,577,858	2,022,979
Net Asset Value Per Share ($)	11.09	11.11

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $71,850 foreign taxes withheld at source):
Unaffiliated issuers	815,861
Affiliated issuers	299
Total Income	816,160
Expenses:
Investment advisory fee—Note 3(a)	244,286
Professional fees	31,934
Distribution fees—Note 3(b)	30,070
Custodian fees—Note 3(b)	22,390
Prospectus and shareholders’ reports	11,467
Trustees’ fees and expenses—Note 3(c)	3,684
Interest expense—Note 2	2,500
Shareholder servicing costs—Note 3(b)	253
Loan commitment fees—Note 2	100
Miscellaneous	9,287
Total Expenses	355,971
Less—reduction in expenses due to undertakings—Note 3(a)	(112,522)
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	243,448
Investment Income—Net	572,712
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(161,633)
Net realized gain (loss) on forward foreign currency exchange contracts	19,162
Net Realized Gain (Loss)	(142,471)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,800,776
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(1,200)
Net Unrealized Appreciation (Depreciation)	2,799,576
Net Realized and Unrealized Gain (Loss) on Investments	2,657,105
Net Increase in Net Assets Resulting from Operations	3,229,817

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	572,712	1,034,678
Net realized gain (loss) on investments	(142,471)	4,092,850
Net unrealized appreciation
(depreciation) on investments	2,799,576	(10,996,546)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,229,817	(5,869,018)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(521,657)	(668,683)
Service Shares	(474,160)	(357,164)
Total Dividends	(995,817)	(1,025,847)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	7,972,747	4,647,859
Service Shares	4,427,098	6,597,103
Dividends reinvested:
Initial Shares	521,657	668,683
Service Shares	474,160	357,164
Cost of shares redeemed:
Initial Shares	(13,993,428)	(10,629,784)
Service Shares	(6,743,667)	(13,085,279)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,341,433)	(11,444,254)
Total Increase (Decrease) in Net Assets	(5,107,433)	(18,339,119)
Net Assets ($):
Beginning of Period	56,185,003	74,524,122
End of Period	51,077,570	56,185,003
Undistributed investment income—net	570,647	993,752

14

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	716,257	401,204
Shares issued for dividends reinvested	48,079	57,104
Shares redeemed	(1,328,011)	(905,183)
Net Increase (Decrease) in Shares Outstanding	(563,675)	(446,875)
Service Shares
Shares sold	394,368	563,237
Shares issued for dividends reinvested	43,621	30,449
Shares redeemed	(598,548)	(1,126,902)
Net Increase (Decrease) in Shares Outstanding	(160,559)	(533,216)

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	10.55		11.82	9.82	8.96	11.21	10.92
Investment Operations:
Investment income—net[a]	.13		.19	.18	.20	.24	.18
Net realized and unrealized
gain (loss) on investments	.65		(1.27)	2.04	.93	(2.26)	.30
Total from Investment Operations	.78		(1.08)	2.22	1.13	(2.02)	.48
Distributions:
Dividends from
investment income—net	(.24)		(.19)	(.22)	(.27)	(.23)	(.19)
Net asset value, end of period	11.09		10.55	11.82	9.82	8.96	11.21
Total Return (%)	7.45	[b]	(9.32)	22.99	12.67	(18.48)	4.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	[c]	1.29	1.25	1.28	1.25	1.26
Ratio of net expenses
to average net assets	.88	[c]	.99	.95	1.19	1.25	1.26
Ratio of net investment income
to average net assets	2.40	[c]	1.68	1.71	2.19	2.24	1.72
Portfolio Turnover Rate	36.26	[b]	45.43	57.30	45.97	46.71	61.13
Net Assets, end of period
($ x 1,000)	28,598		33,147	42,421	35,568	40,549	59,242

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	10.55		11.82	9.82	8.95	11.21	10.92
Investment Operations:
Investment income—net[a]	.13		.16	.16	.16	.22	.15
Net realized and unrealized
gain (loss) on investments	.64		(1.28)	2.03	.95	(2.28)	.31
Total from Investment Operations	.77		(1.12)	2.19	1.11	(2.06)	.46
Distributions:
Dividends from
investment income—net	(.21)		(.15)	(.19)	(.24)	(.20)	(.17)
Net asset value, end of period	11.11		10.55	11.82	9.82	8.95	11.21
Total Return (%)	7.36	[b]	(9.57)	22.69	12.42	(18.76)	4.22
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.58	[c]	1.54	1.50	1.53	1.50	1.51
Ratio of net expenses
to average net assets	1.12	[c]	1.24	1.20	1.43	1.50	1.51
Ratio of net investment income
to average net assets	2.28	[c]	1.40	1.47	1.77	2.03	1.44
Portfolio Turnover Rate	36.26	[b]	45.43	57.30	45.97	46.71	61.13
Net Assets, end of period
($ x 1,000)	22,479		23,038	32,104	33,660	32,809	48,962

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

InternationalValue Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

18

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

20

dures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	45,510,391	—	—	45,510,391
Equity Securities—
Foreign
Preferred Stocks†	477,924	—	—	477,924
Exchange-Traded
Funds	819,846	—	—	819,846
Mutual Funds	659,462	—	—	659,462

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,225)	—	(1,225)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At December 31, 2014, $53,349,445 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	487,000	12,760,590	12,588,128	659,462	1.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $26,945,289 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017. The fund has $3,013,684 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $1,025,847. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2015 was approximately $456,400 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed, from January 1, 2015 through January 1, 2016, to waive receipt of a portion of the fund’s investment advisory fee in the amount of .30% of the value of the fund’s average daily net assets.

Dreyfus has also contractually agreed, from March 20, 2015 through January 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .79% of the value of the fund’s average daily net assets.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertakings, amounted to $112,522 during the period ended June 30, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $30,070 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $245 for transfer agency services and $22 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $22,390 pursuant to the custody agreement.

26

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $40,512, Distribution Plan fees $4,910, custodian fees $38,998, Chief Compliance Officer fees $3,169 and transfer agency fees $256, which are offset against an expense reimbursement currently in effect in the amount of $21,086.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2015, amounted to $17,505,089 and $28,698,758, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at June 30, 2015:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Euro,
Expiring
7/1/2015 [a]	124,787	139,837	139,119	(718)
Japanese Yen,
Expiring
7/2/2015 [b]	29,803,403	243,779	243,522	(257)
Sales:		Proceeds ($)
Japanese Yen,
Expiring
7/1/2015 [c]	8,544,594	69,567	69,817	(250)
				(1,225)

Counterparties:

a	JP Morgan Chase Bank
b	Morgan Stanley Capital Services
c	Goldman Sachs International

28

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2015, derivative liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Liabilities ($)
Forward contracts	(1,225)
Total gross amount of derivative liabilities
in the Statement of Assets and Liabilities	(1,225)
Derivatives not subject to Master Agreements	—
Total gross amount of liabilities
subject to Master Agreements	(1,225)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs
International	(250)	—	—	(250)
JP Morgan Chase Bank	(718)	—	—	(718)
Morgan Stanley
Capital Services	(257)	—	—	(257)
Total	(1,225)	—	—	(1,225)

1	Absent a default event or early termination, OTC derivative liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Forward contracts	337,432

At June 30, 2015, accumulated net unrealized depreciation on investments was $10,368,456, consisting of $1,227,612 gross unrealized appreciation and $11,596,068 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median for all periods (ranking in the fourth quartile for most periods) and below the Performance Universe median for all periods (ranking in the fourth quartile for most periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. Representatives of Dreyfus

32

discussed with the Board factors affecting the fund’s performance, including issues with specific stock selection.They noted that the fund had a new lead portfolio manager designated approximately two years ago and stated plans for increased management focus on ways to improve the fund’s performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .30% of the value of the fund’s average daily net assets until September 30, 2015.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner

34

that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board agreed to closely monitor performance and determined to approve renewal of the Agreement only through September 30, 2015.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement through September 30, 2015.

36

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Money Market
Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Longer term U.S.Treasury securities fared well during the first quarter of 2015 when long-term interest rates fell amid robust demand from global investors, but those gains were erased over the second quarter amid heightened market volatility stemming from renewed domestic economic concerns and expectations of higher short-term interest rates over the months ahead. Yet, yields of money market instruments remained steady, anchored near zero percent by an unchanged target for overnight interest rates.Yields also experienced downward pressure from robust demand for a relatively limited supply of money market-eligible instruments.

We expect economic uncertainty to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks. Nonetheless, we expect short-term interest rates to remain near current levels at least until later in 2015, and any eventual rate hikes are expected to be gradual and modest.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, Money Market Portfolio produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.00% for the same period.1

Money market yields remained anchored near zero percent during a choppy economic recovery over the first half of 2015 as the Federal Reserve Board (the “Fed”) left its target for the federal funds rate unchanged in a range between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper, and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

U.S. Economic Recovery Back on Track after Soft Patch

The reporting period began in the midst of a domestic economic recovery that gained traction though the end of 2014. January 2015 saw more good economic news, including 201,000 new jobs and a jump in compensation for hourly workers by its largest margin since the recession.The unemployment rate dipped to 5.5% in February, and 266,000 jobs were created across a variety of industries. Wages and personal incomes also moved higher, while energy prices began to rebound from previously depressed levels. On a more negative note, exports and orders for durable goods weakened in February, and retail sales proved disappointing.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

March brought less encouraging economic news when job creation moderated to 119,000 positions and the unemployment rate was unchanged. Moreover, an appreciating U.S. dollar drove the U.S. trade deficit to a six-and-a-half year high. In contrast, average hourly wages rose 0.3% during the month, helping to push the personal savings rate to its highest level in more than two years. For the first quarter overall, the U.S. economy contracted modestly, posting an annualized GDP growth rate of –0.2%.

The economy began to rebound in April. The unemployment rate slid to 5.4%, and 187,000 new jobs were created, lending credence to the Fed’s comments that the winter soft patch would be transitory. Average hourly earnings advanced modestly during the month, and the manufacturing and service sectors continued to expand. The housing market also showed renewed signs of life when housing starts surged and permit issuance for new construction climbed above year-ago levels. In contrast, industrial production dropped for the fifth consecutive month, which some analysts attributed to seasonal factors and the impact of lower commodity prices on mining output.

The rebound gained momentum in May, as employers added an estimated 254,000 jobs and hourly wages in the private sector rose 0.3%. The unemployment rate ticked higher to 5.5%. Meanwhile, stabilizing currency exchange rates enabled the U.S. trade deficit to shrink significantly during the month, and retail sales posted robust gains. Fuel prices continued to rebound, sending the inflation rate higher, but energy prices remained well below year-ago levels.

Investor sentiment in the financial markets deteriorated in June in the midst of uncertainty regarding debt relief for Greece, but the U.S. economy continued to gain traction. 223,000 new jobs were added during the month, while the unemployment rate fell to a multi-year low of 5.3%. Manufacturing activity expanded for the 30th consecutive month, and consumer spending rose as Americans earned higher levels of disposable income.

Rates May Begin Rising Gradually Later This Year

At its June meeting, the Fed reiterated that “it will take a balanced approach consistent with its longer-run goals of maximum employment and inflation of 2%,” and “economic conditions may, for some time, warrant keeping the target federal funds rate

4

below levels the Committee views as normal in the longer run.”Therefore, while many analysts expect the first in a series of rate hikes later this year, those increases are likely to be gradual.

In light of these expectations — and until it becomes clearer that higher short-term rates are imminent — we currently intend to maintain the fund’s weighted average maturity in a range we consider to be in line with industry averages. As always, we remain focused on well-established issuers with good quality and liquidity characteristics.

July 15, 2015

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

Expenses paid per $1,000†	$ .99
Ending value (after expenses)	$ 1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

Expenses paid per $1,000†	$ 1.00
Ending value (after expenses)	$ 1,023.80

† Expenses are equal to the fund’s annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—49.2%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.29%, 10/14/15	5,000,000		5,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.26%, 9/8/15	5,000,000		5,000,000
Canadian Imperial
Bank of Commerce (Yankee)
0.14%, 7/28/15	7,000,000		7,000,000
Credit Suisse New York (Yankee)
0.28%, 10/1/15	7,000,000		7,000,000
DZ Bank AG (Yankee)
0.33%, 10/14/15	5,000,000		5,000,000
HSBC Bank USA (Yankee)
0.36%, 7/1/15	5,000,000	[a]	5,000,000
Landesbank Hessen-Thuringen
Girozentrale (Yankee)
0.15%, 7/27/15	5,000,000	[b]	5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.25%, 7/29/15	5,000,000		5,000,000
Norinchukin Bank/NY (Yankee)
0.24%, 7/8/15	5,000,000		5,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%, 8/11/15	5,000,000	[b]	5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.25%, 8/25/15	5,000,000	[b]	5,000,000
Total Negotiable
Bank Certificates of Deposit
(cost $59,000,000)			59,000,000

Commercial Paper—29.2%
Australia and New Zealand
Banking Group Ltd.
0.28%, 7/10/15	5,000,000	[a,b]	5,000,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
BNP Paribas
0.26%, 9/15/15	5,000,000		4,997,256
Coca Cola Company
0.22%, 7/15/15	5,000,000	[b]	4,999,572
Credit Agricole
0.06%, 7/1/15	5,000,000		5,000,000
Erste Abwicklungsanstalt
0.24%, 9/17/15	5,000,000	[b]	4,997,400
State Street Corp.
0.20%, 9/16/15	5,000,000		4,997,861
Westpac Banking Corp.
0.27%, 7/1/15	5,000,000	[a,b]	5,000,000
Total Commercial Paper
(cost $34,992,089)			34,992,089

Asset-Backed Commercial Paper—4.2%
Collateralized Commercial Paper
Program Co., LLC
0.35%, 11/5/15
(cost $4,993,826)	5,000,000		4,993,826

Time Deposits—9.2%
Royal Bank of Canada (Toronto)
0.05%, 7/1/15	5,000,000		5,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.04%, 7/1/15	6,000,000		6,000,000
Total Time Deposits
(cost $11,000,000)			11,000,000

8

	Principal
Repurchase Agreement—10.8%	Amount ($)	Value ($)
ABN AMRO Bank N.V.
0.13%, dated 6/30/15, due 7/1/15 in the amount of
$13,000,047 (fully collateralized by $28,611,198
Government National Mortgage Association, Mortgage
Pools, 2%-5%, due 4/15/38-7/20/44, value
$13,222,358 and $37,061 U.S. Treasury Notes,
1.38%, due 7/31/18, value $37,643)
(cost $13,000,000)	13,000,000	13,000,000

Total Investments (cost $122,985,915)	102.6%	122,985,915

Liabilities, Less Cash and Receivables	(2.6%)	(3,093,884)

Net Assets	100.0%	119,892,031

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities amounted to $34,996,972 or 29.2% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	83.4	Beverages-Soft Drink	4.2
Repurchase Agreement	10.8
Asset-Backed/Banking	4.2		102.6

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including a Repurchase Agreement
of $13,000,000)—Note 1(b)	122,985,915	122,985,915
Cash		702,778
Interest receivable		22,835
Prepaid expenses		1,507
		123,713,035
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		35,691
Payable for shares of Beneficial Interest redeemed		3,760,945
Accrued expenses		24,368
		3,821,004
Net Assets ($)		119,892,031
Composition of Net Assets ($):
Paid-in capital		119,890,252
Accumulated net realized gain (loss) on investments		1,779
Net Assets ($)		119,892,031
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		119,858,978
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015

Investment Income ($):
Interest Income	131,054
Expenses:
Investment advisory fee—Note 2(a)	333,526
Custodian fees—Note 2(a)	35,175
Professional fees	26,033
Trustees’ fees and expenses—Note 2(b)	4,369
Prospectus and shareholders’ reports	4,272
Shareholder servicing costs—Note 2(a)	355
Miscellaneous	12,436
Total Expenses	416,166
Less—reduction in expenses due to undertaking—Note 2(a)	(284,099)
Less—reduction in fees due to earnings credits—Note 2(a)	(1,036)
Net Expenses	131,031
Investment Income—Net	23
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,779
Net Increase in Net Assets Resulting from Operations	1,802

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	23	47
Net realized gain (loss) on investments	1,779	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,802	47
Dividends to Shareholders from ($):
Investment income—net	(23)	(258)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	154,112,507	240,527,823
Dividends reinvested	23	258
Cost of shares redeemed	(159,843,706)	(242,850,260)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(5,731,176)	(2,322,179)
Total Increase (Decrease) in Net Assets	(5,729,397)	(2,322,390)
Net Assets ($):
Beginning of Period	125,621,428	127,943,818
End of Period	119,892,031	125,621,428
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2015				Year Ended December 31,
	(Unaudited)		2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net[a]	.000		.000		.000		.000		.000	.000
Distributions:
Dividends from
investment income—net[a]	(.000)		(.000)		(.000)		(.000)		(.000)	(.000)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62	[b]	.59		.60		.59		.60	.58
Ratio of net expenses
to average net assets	.20	[b]	.14		.14		.21		.17	.29
Ratio of net investment income
to average net assets[c]	.00	[b]	.00		.00		.00		.00	.00
Net Assets, end of period
($ x 1,000)	119,892 125,621				127,944		148,305		221,362	211,094

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Money Market Portfolio (the “fund”) is a separate diversified series of DreyfusVariable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”)

14

under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	122,985,915
Level 3—Significant Unobservable Inputs	—
Total	122,985,915

† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

16

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Adivsory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $284,099 during the period ended June 30, 2015.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

18

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $180 for transfer agency services and $9 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $35,175 pursuant to the custody agreement. These fees were partially offset by earnings credits of $1,036.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $58,362, custodian fees $22,967, Chief Compliance Officer fees $3,169 and transfer agency fees $83, which are offset against an expense reimbursement currently in effect in the amount of $48,890.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

20

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF	THE FUND’S
INVESTMENT ADVISORY AGREEMENT	(Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally at or one basis point below the Performance Group and Performance Universe medians.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians(lowest total expenses in the Expense Group).The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar

22

Funds”), and explained the nature of the Similar Funds.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affil-iates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus represen-

The Fund 23

INFORMATION ABOUT THE RENEWAL OF	THE FUND’S
INVESTMENT ADVISORY AGREEMENT	(Unaudited) (continued)

tatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

24

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 25

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Opportunistic
Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
27	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market proved volatile on its way to posting modest gains over the first half of 2015. Investors were worried when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather, a strengthening U.S. dollar, and expected increases in short-term interest rates. These fears waned during the second quarter, when economic growth seemed to regain momentum. While a number of headwinds remained, investors were encouraged by better employment data, stronger housing markets, and stabilizing currency exchange rates.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 10.19%, and its Service shares returned 10.05%.1 In comparison, the Russell 2000® Index, the fund’s benchmark, produced a total return of 4.75% for the same period.2

U.S. equities advanced modestly over the first half of 2015 in the face of choppy economic growth, with small-cap stocks delivering greater gains than their large-cap counterparts.The fund outperformed its benchmark, mainly due to successful security selections in the information technology, health care, industrials, and financials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis. The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects, and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Domestically Oriented Small Caps Outperformed

Small-cap stocks got off to a slow start in January 2015 along with the rest of the U.S. stock market in response to a modest economic slowdown precipitated, in part, by

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

severe winter weather. However, small-cap stocks quickly rebounded along with the domestic economy while large-cap stocks, many with substantial international exposure, struggled in the face of weakening foreign currencies and lackluster global growth. By early February, small-cap stocks had ventured into new record territory as investors sought domestic refuge from international turmoil and shrinking currency values.

When global currency rates stabilized in the spring, large-cap stock prices followed small-caps higher, supported by positive corporate earnings and gains in domestic labor and housing markets. Some investors began to unwind small-cap positions in late April, causing the asset class to dip while larger-cap stocks maintained their upward trajectory. However, intensifying global uncertainties prompted investor sentiment to shift once again in favor of stocks with less foreign exposure, driving small caps higher in May and early June. Although the entire equity market slipped in late-June over concerns regarding a debt crisis in Greece, small-cap stocks generally held up better than their larger counterparts.

Technology and Health Care Sectors Led Gains

The fund delivered its strongest performance compared to its benchmark in the information technology sector. Automobile dealer software vendor Dealertrack Technologies appreciated sharply when it was acquired at substantial premium. Universal Display appreciated sharply as the company announced a royalty deal with a major consumer electronic company. CoreLogic benefited from rising mortgage volumes. In the health care sector, favorable insurance trends and good operational execution enabled holdings such as women’s health products maker TherapeuticsMD, biopharmaceutical developer GW Pharmaceuticals, and polymer-based pharmaceutical company Flamel Technologies to post notably strong gains. The fund also significantly outperformed its benchmark in the industrials sector, led by staffing outsourcer TrueBlue and modular carpet maker Interface; and among financial companies, where regional bank SVB Financial Group and banking services provider Columbia Banking System produced outsized returns.

Only one holding detracted significantly from the fund’s performance relative to its benchmark during the reporting period. Apollo Education Group, a for-profit higher education provider, declined due to a negative change in enrollment growth patterns, prompting us to sell the fund’s position.

4

Focusing on Individual Growth Opportunities

While we wouldn’t be surprised to see a short-term consolidation in small-cap stock prices after recent gains, we remain optimistic regarding the prospects for the asset class over the second half of 2015.The profit outlook for many small companies appears strong in light of the continuing U.S. economic recovery, and most remain relatively insulated from troubled overseas markets. In this environment, we expect individual company profit growth to drive stock appreciation, and we have invested the fund’s assets accordingly. As of the end of the reporting period, we have found a relatively large number of attractive investment opportunities in the information technology sector and, to a lesser degree, the industrials, health care, and financials sectors. In contrast, the fund currently holds underweighted exposure to the energy, consumer discretionary, utilities, and consumer staples sectors.

July 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Russell 2000® Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000® Index.The Russell 3000® Index is composed of the 3,000 largest U.S.
companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.38	$ 5.68
Ending value (after expenses)	1,$ 101.90	$ 1,100.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.21	$ 5.46
Ending value (after expenses)	$ 1,020.63	$1,019.39

Expenses are equal to the fund’s annualized expense ratio of .84% for Initial shares and 1.09% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

Common Stocks—99.4%	Shares		Value ($)
Automobiles & Components—2.3%
Dana Holding	77,824		1,601,618
Winnebago Industries	122,022	[a]	2,878,499
			4,480,117
Banks—18.4%
Ameris Bancorp	89,222		2,256,424
BofI Holding	35,278	[a,b]	3,729,237
Columbia Banking System	99,422		3,235,192
CVB Financial	76,845		1,353,240
EverBank Financial	394,724		7,756,327
Pinnacle Financial Partners	36,286		1,972,870
Simmons First National, Cl. A	22,190		1,035,829
South State	40,835		3,103,052
SVB Financial Group	54,708	[b]	7,876,858
Talmer Bancorp, Cl. A	171,112		2,866,126
WesBanco	29,659		1,008,999
			36,194,154
Capital Goods—5.4%
Altra Industrial Motion	30,667		833,529
Beacon Roofing Supply	17,322	[b]	575,437
Encore Wire	23,516		1,041,524
Generac Holdings	73,664	[a,b]	2,928,144
Simpson Manufacturing	29,193		992,562
Thermon Group Holdings	176,351	[b]	4,244,768
			10,615,964
Commercial & Professional
Services—10.2%
Herman Miller	64,826		1,875,416
HNI	31,314		1,601,711
Huron Consulting Group	9,187	[b]	643,917
Interface	105,935		2,653,672

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional
Services (continued)
Knoll	46,663		1,167,975
Korn/Ferry International	88,354		3,072,069
Steelcase, Cl. A	241,898		4,574,291
TrueBlue	147,931	[b]	4,423,137
			20,012,188
Consumer Durables & Apparel—.7%
WCI Communities	57,330	[b]	1,398,279
Consumer Services—1.8%
LifeLock	213,062	[b]	3,494,217
Diversified Financials—4.2%
FNFV Group	58,418	[b]	898,469
Nelnet, Cl. A	20,363		881,921
Raymond James Financial	61,572		3,668,460
SLM	278,949	[b]	2,753,227
			8,202,077
Energy—.9%
Western Refining	40,325		1,758,977
Exchange-Traded Funds—.6%
iShares Russell 2000 ETF	9,545	[a]	1,191,598
Health Care Equipment &
Services—1.4%
HeartWare International	38,986	[a,b]	2,833,892
Materials—5.4%
Chemtura	102,151	[b]	2,891,895
New Gold	492,614	[b]	1,325,132
OMNOVA Solutions	266,410	[b]	1,995,411
Royal Gold	11,703		720,788
Trinseo	88,485	[a]	2,374,937

8

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Yamana Gold	468,399		1,405,197
			10,713,360
Media—3.3%
Entravision Communications, Cl. A	86,882		715,039
Media General	92,558	[b]	1,529,058
Nexstar Broadcasting Group, Cl. A	24,991		1,399,496
Sinclair Broadcast Group, Cl. A	105,866	[a]	2,954,720
			6,598,313
Pharmaceuticals, Biotech &
Life Sciences—13.6%
Emergent BioSolutions	201,540	[b]	6,640,743
Flamel Technologies, ADR	142,983	[b]	3,029,810
GW Pharmaceuticals, ADR	40,454	[b]	4,969,369
Revance Therapeutics	140,165	[b]	4,482,477
Sangamo BioSciences	107,595	[b]	1,193,228
TherapeuticsMD	808,498	[b]	6,354,794
			26,670,421
Real Estate—1.7%
Realogy Holdings	73,160	[b]	3,418,035
Retailing—2.2%
Office Depot	497,501	[b]	4,308,359
Semiconductors & Semiconductor
Equipment—5.9%
Applied Micro Circuits	163,357	[a,b]	1,102,660
Lattice Semiconductor	52,916	[b]	311,675
Mellanox Technologies	52,203	[b]	2,536,544
Microsemi	84,083	[b]	2,938,701
Veeco Instruments	164,328	[b]	4,722,787
			11,612,367

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services—8.3%
CoreLogic	117,600	[b]	4,667,544
Dealertrack Technologies	73,449	[b]	4,611,863
Infoblox	223,096	[b]	5,847,346
Tableau Software, Cl. A	10,405	[b]	1,199,696
			16,326,449
Technology Hardware &
Equipment—11.7%
Arrow Electronics	64,115	[b]	3,577,617
Ciena	153,811	[b]	3,642,244
FEI	12,700		1,053,211
Jabil Circuit	30,733		654,305
JDS Uniphase	317,958	[b]	3,681,954
Keysight Technologies	24,076	[b]	750,930
ScanSource	91,811	[b]	3,494,327
Tech Data	22,816	[b]	1,313,289
Universal Display	91,898	[b]	4,753,883
			22,921,760
Transportation—1.4%
ArcBest	18,427		585,979
Diana Shipping	172,039	[a,b]	1,212,875
Scorpio Bulkers	605,534	[b]	987,020
			2,785,874
Total Common Stocks
(cost $155,249,912)			195,536,401

Other Investment—.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,559,212)	1,559,212	[c]	1,559,212

10

Investment of Cash Collateral
for Securities Loaned—6.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,364,516)	13,364,516 [c]	13,364,516
Total Investments (cost $170,173,640)	107.0%	210,460,129
Liabilities, Less Cash and Receivables	(7.0%)	(13,838,483)
Net Assets	100.0%	196,621,646

ADR—American Depository Receipts
ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $13,241,063 and the value of the collateral held by the fund was $13,581,560, consisting of cash collateral of $13,364,516 and
U.S. Government & Agency securities valued at $217,044.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	18.4	Media	3.3
Pharmaceuticals,		Automobiles & Components	2.3
Biotech & Life Sciences	13.6	Retailing	2.2
Technology Hardware & Equipment	11.7	Consumer Services	1.8
Commercial & Professional Services	10.2	Real Estate	1.7
Software & Services	8.3	Health Care Equipment & Services	1.4
Money Market Investments	7.6	Transportation	1.4
Semiconductors &		Energy	.9
Semiconductor Equipment	5.9	Consumer Durables & Apparel	.7
Capital Goods	5.4	Exchange-Traded Funds	.6
Materials	5.4
Diversified Financials	4.2		107.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,241,063)—Note 1(b):
Unaffiliated issuers	155,249,912	195,536,401
Affiliated issuers	14,923,728	14,923,728
Cash		8,129
Receivable for investment securities sold		1,594,405
Dividends and securities lending income receivable		69,483
Prepaid expenses		2,276
		212,134,422
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		144,203
Liability for securities on loan—Note 1(b)		13,364,516
Payable for investment securities purchased		1,859,572
Payable for shares of Beneficial Interest redeemed		100,884
Accrued expenses		43,601
		15,512,776
Net Assets ($)		196,621,646
Composition of Net Assets ($):
Paid-in capital		150,133,883
Accumulated investment (loss)—net		(327,680)
Accumulated net realized gain (loss) on investments		6,528,954
Accumulated net unrealized appreciation
(depreciation) on investments		40,286,489
Net Assets ($)		196,621,646

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	177,655,637	18,966,009
Shares Outstanding	3,423,885	374,157
Net Asset Value Per Share ($)	51.89	50.69

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $3,715 foreign taxes withheld at source):
Unaffiliated issuers	448,175
Affiliated issuers	851
Income from securities lending—Note 1(b)	28,457
Total Income	477,483
Expenses:
Investment advisory fee—Note 3(a)	701,296
Professional fees	31,285
Distribution fees—Note 3(b)	22,474
Custodian fees—Note 3(b)	15,597
Prospectus and shareholders’ reports	13,768
Trustees’ fees and expenses—Note 3(c)	7,232
Loan commitment fees—Note 2	923
Shareholder servicing costs—Note 3(b)	590
Interest expense—Note 2	33
Miscellaneous	11,967
Total Expenses	805,165
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	805,163
Investment (Loss)—Net	(327,680)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,652,487
Net unrealized appreciation (depreciation) on investments	12,167,037
Net Realized and Unrealized Gain (Loss) on Investments	18,819,524
Net Increase in Net Assets Resulting from Operations	18,491,844

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment (loss)—net	(327,680)	(106,205)
Net realized gain (loss) on investments	6,652,487	20,642,102
Net unrealized appreciation
(depreciation) on investments	12,167,037	(17,676,537)
Net Increase (Decrease) in Net Assets
Resulting from Operations	18,491,844	2,859,360
Dividends to Shareholders from ($):
Net realized gain on investments:
Initial Shares	(2,507,973)	—
Service Shares	(273,325)	—
Total Dividends	(2,781,298)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,324,680	12,156,105
Service Shares	465,891	1,343,199
Dividends reinvested:
Initial Shares	2,507,973	—
Service Shares	273,325	—
Cost of shares redeemed:
Initial Shares	(12,976,546)	(32,908,362)
Service Shares	(1,348,158)	(3,078,631)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,752,835)	(22,487,689)
Total Increase (Decrease) in Net Assets	7,957,711	(19,628,329)
Net Assets ($):
Beginning of Period	188,663,935	208,292,264
End of Period	196,621,646	188,663,935
Accumulated investment (loss)—net	(327,680)	—

14

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	69,579	266,416
Shares issued for dividends reinvested	50,779	—
Shares redeemed	(266,645)	(708,339)
Net Increase (Decrease) in Shares Outstanding	(146,287)	(441,923)
Service Shares
Shares sold	9,748	29,718
Shares issued for dividends reinvested	5,661	—
Shares redeemed	(28,312)	(67,278)
Net Increase (Decrease) in Shares Outstanding	(12,903)	(37,560)

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	47.78		47.03	31.66	26.26	30.58	23.49
Investment Operations:
Investment income (loss)—net[a]	(.08)		(.01)	(.09)	(.02)	(.10)	.12
Net realized and unrealized
gain (loss) on investments	4.91		.76	15.46	5.42	(4.10)	7.16
Total from Investment Operations	4.83		.75	15.37	5.40	(4.20)	7.28
Distributions:
Dividends from
investment income—net	—		—	—	—	(.12)	(.19)
Dividends from net realized
gain on investments	(.72)		—	—	—	—	—
Total Distributions	(.72)		—	—	—	(.12)	(.19)
Net asset value, end of period	51.89		47.78	47.03	31.66	26.26	30.58
Total Return (%)	10.19	[b]	1.60	48.55	20.56	(13.82)	31.11
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	[c]	.83	.93	.88	.88	.86
Ratio of net expenses
to average net assets	.84	[c]	.83	.93	.88	.82	.70
Ratio of net investment income
(loss) to average net assets	(.33)[c]		(.03)	(.23)	(.05)	(.36)	.46
Portfolio Turnover Rate	33.20	[b]	77.96	84.80	61.38	91.45	192.88
Net Assets, end of period
($ x 1,000)	177,656		170,570	188,702	181,323	165,656	194,105

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	46.75		46.14	31.13	25.89	30.20	23.24
Investment Operations:
Investment income (loss)—net[a]	(.14)		(.13)	(.18)	(.09)	(.17)	.06
Net realized and unrealized
gain (loss) on investments	4.80		.74	15.19	5.33	(4.05)	7.06
Total from Investment Operations	4.66		.61	15.01	5.24	(4.22)	7.12
Distributions:
Dividends from
investment income—net	—		—	—	—	(.09)	(.16)
Dividends from net realized
gain on investments	(.72)		—	—	—	—	—
Total Distributions	(.72)		—	—	—	(.09)	(.16)
Net asset value, end of period	50.69		46.75	46.14	31.13	25.89	30.20
Total Return (%)	10.05	[b]	1.32	48.22	20.24	(14.03)	30.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.08	1.18	1.13	1.13	1.11
Ratio of net expenses
to average net assets	1.09	[c]	1.08	1.18	1.13	1.07	.95
Ratio of net investment income
(loss) to average net assets	(.58)[c]		(.28)	(.48)	(.30)	(.61)	.22
Portfolio Turnover Rate	33.20	[b]	77.96	84.80	61.38	91.45	192.88
Net Assets, end of period
($ x 1,000)	18,966		18,094	19,590	14,078	12,902	15,414

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Opportunistic Small Cap Portfolio (the “fund”) is a separate diversified series of Dreyfus Variable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

18

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

20

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	182,402,420	—	—	182,402,420
Equity Securities—
Foreign
Common Stocks†	11,942,383	—	—	11,942,383
Exchange-Traded
Funds	1,191,598	—	—	1,191,598
Mutual Funds	14,923,728	—	—	14,923,728

† See Statement of Investments for additional detailed categorizations.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $8,741 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,512,119	26,167,245	26,120,152	1,559,212.8
Dreyfus
Institutional
Cash
Advantage
Fund	5,164,901	95,763,530	87,563,915	13,364,516	6.8
Total	6,677,020	121,930,775	113,684,067	14,923,728	7.6

22

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2015 was approximately $6,100 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $22,474 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

24

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $488 for transfer agency services and $36 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $15,597 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $122,453, Distribution Plan fees $3,921, custodian fees $14,500, Chief Compliance Officer fees $3,169 and transfer agency fees $160.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2015, amounted to $61,557,008 and $70,490,488, respectively.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2015, accumulated net unrealized appreciation on investments was $40,286,489, consisting of $45,147,024 gross unrealized appreciation and $4,860,535 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and/or Performance Universe medians in half the periods shown and that the fund’s performance ranked in the first quartile of the Performance Group and Performance Universe in the two- and three-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense

28

Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

30

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 31

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable
Investment Fund,
Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2015

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
19	Statement of Financial Futures
20	Statement of Options Written
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
26	Financial Highlights
28	Notes to Financial Statements
47	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. and global bond markets proved volatile on their way to posting flat to modestly negative returns over the first half of 2015. U.S. fixed-income markets rallied when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather and a strengthening U.S. dollar, and global bonds benefited from increasingly aggressive monetary policies in Europe and Japan. However, during the second quarter, bonds generally lost value when economic growth seemed to regain momentum in the United States and major international markets.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by David Bowser, CFA, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of –0.82%, and its Service shares achieved a total return of –0.86%.1 The Barclays U.S.Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –0.10% for the same period.2

Fixed-income securities encountered heightened volatility during the reporting period amid changing economic sentiment. Positions in European bonds and overweighted exposure to investment-grade corporate-backed securities weighed on the fund’s results compared to the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Bond Market Returns Faltered

In early 2015, strong employment data sparked concerns that the Federal Reserve Board (the “Fed”) might raise short-term interest rates during the first half of the year.This forecast sent long-term bond yields sharply higher and prices lower until

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

weaker-than-expected data in other areas of the economy dashed expectations of imminent rate hikes. In fact, U.S. GDP contracted mildly over the first quarter of 2015 as a strengthening U.S. dollar and severe winter weather weighed on economic activity.These drags proved transitory when the economy showed renewed signs of recovery in the spring. Consequently, long-term U.S.Treasury yields climbed, more than erasing previous gains.

Changing investor sentiment also produced heightened volatility in other market sectors. Investment-grade corporate bonds rebounded from previous weakness early in the reporting period, but renewed instability in Greece and China sparked later declines. Conversely, high yield corporate bonds held up relatively well amid strong demand from investors seeking competitive yields. In contrast to weakness among nominal U.S. Treasury securities, Treasury Inflation Protected Securities (“TIPS”) strengthened over the second quarter when inflationary pressures showed signs of intensifying. In overseas markets, European sovereign bonds responded well to aggressive quantitative easing by the European Central Bank, but bonds issued by some of the region’s more peripheral nations later suffered during a dispute regarding the debt crisis in Greece.

Sector Allocations Dampened Relative Results

The fund’s mild underperformance compared to its benchmark was mainly due to a relatively new position in sovereign bonds from Italy and Spain, which we believed would fare well as local credit conditions improved. However, despite improving fundamentals locally, bonds from peripheral European nations were hurt late in the reporting period by worries that Greece and the European Union would be unable to agree on debt relief measures. In addition, the fund’s investment-grade corporate backed bonds fared well over much of the reporting period, but overweighted exposure weighed on relative performance late in the reporting period when they lost value amid global economic concerns.To a lesser extent, the fund encountered shortfalls its security selection strategy among residential mortgage-backed securities.

The fund achieved better relative results with commercial mortgage-backed securities and asset-backed securities, where overweighted positons and favorable security selections added value. Positions in TIPS also fared well during the second quarter of the year.The fund’s interest-rate strategies further supported relative performance as a relatively short average duration cushioned the impact of rising long-term interest

4

rates. Finally, the fund benefited from its positions in foreign currencies over the first half of the year.

At times, the fund employed interest-rate futures to establish its duration positioning and currency forward contracts and options to hedge its currency positions.

A Somewhat Less Constructive Investment Posture

The U.S. economic recovery seems to be intact, and the Fed is widely expected to begin raising short-term interest rates later this year. Therefore, we have maintained the fund’s modestly short average duration. In addition, we have trimmed its holdings of European sovereign bonds and investment-grade corporate securities, and we have maintained underweighted exposure to U.S. Treasuries and residential mortgage-backed securities. We also have eliminated most of the fund’s TIPS positions in the wake of recent gains. In contrast, we have retained overweighted exposure to high yield bonds, commercial mortgages, and asset-backed securities.

July 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Quality Bond Portfolio from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.54	$ 5.78
Ending value (after expenses)	$ 991.80	$ 991.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 4.61	$ 5.86
Ending value (after expenses)	$ 1,020.23	$ 1,018.99

† Expenses are equal to the fund’s annualized expense ratio of .92 for Initial Shares and 1.17% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—119.0%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		304,371
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		157,281
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		274,252
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		249,636
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		503,481
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		161,201
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		209,384
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		286,553
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		517,369
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		445,031
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	42,605		42,877
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		202,636
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		240,813
					3,594,885
Asset-Backed Ctfs./
Home Equity Loans—.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.67	9/25/35	125,000	[b]	119,794
Casinos—.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	215,000	[c]	206,400

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs.—6.9%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	420,000	[b,c]	435,068
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[b]	214,108
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	170,000		170,608
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	175,000	[c]	173,687
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	150,000	[c]	153,232
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		74,369
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	[b]	329,815
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		53,903
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	[b,c]	140,527
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	315,000	[c]	326,338
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	175,000	[c]	171,196
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	190,000	[c]	176,063
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	[c]	227,848
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.49	12/15/19	95,000	[b,c]	95,895
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.49	12/15/19	215,000	[b,c]	211,306
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	[c]	348,107
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	[c]	97,475
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. B	3.19	3/5/37	220,000	[c]	214,186

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Commercial Mortgage
Pass-Through Ctfs. (continued)
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	[b]	163,262
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		362,777
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		139,938
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		53,510
					4,333,218
Consumer Discretionary—2.7%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		92,889
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000		88,931
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		94,649
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[c]	228,090
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	253,220		288,868
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	235,098	[c]	312,478
Sky,
Gtd. Notes	3.75	9/16/24	345,000	[c]	337,456
Time Warner,
Gtd. Debs.	5.35	12/15/43	210,000		215,960
					1,659,321
Consumer Staples—1.9%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		55,952
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		113,929
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	66,000		56,194

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples (continued)
HJ Heinz,
Gtd. Notes	3.95	7/15/25	155,000	[c]	156,174
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		209,317
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		328,090
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[c]	242,454
					1,162,110
Energy—5.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		181,165
Continental Resources,
Gtd. Notes	4.90	6/1/44	95,000		80,293
Continental Resources,
Gtd. Notes	5.00	9/15/22	165,000		162,010
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000		213,932
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		241,283
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	175,000	[d]	167,498
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	190,000		159,138
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	310,000		333,250
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		270,640
Kinder Morgan Energy Partners,
Gtd. Notes	6.85	2/15/20	170,000		196,502
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000		349,217
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		81,879
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		74,107
Talisman Energy,
Sr. Unscd. Bonds	3.75	2/1/21	135,000		133,813

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Transocean,
Gtd. Notes	6.88	12/15/21	235,000	[b,d]	212,088
Unit,
Gtd. Notes	6.63	5/15/21	85,000		82,875
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		118,477
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		181,136
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		66,237
					3,305,540
Financial—13.8%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[c]	233,788
Bank of America,
Sr. Unscd. Notes	1.32	1/15/19	400,000	[b]	403,941
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	365,000		372,097
Bank of America,
Sub. Notes	4.25	10/22/26	380,000		373,075
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		45,132
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		341,553
Barclays,
Sub. Notes	4.38	9/11/24	355,000		341,026
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		87,864
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		235,049
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		276,145
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		363,007
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	170,000	[c]	179,138
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		627,165

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[c]	60,337
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[c]	131,982
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.12	3/12/19	315,000	[b]	312,877
General Electric Capital,
Sr. Unscd. Notes	0.79	1/14/19	360,000	[b]	360,434
Goldman Sachs Group,
Sr. Unscd. Notes	1.37	11/15/18	385,000	[b]	388,730
Goldman Sachs Group,
Sr. Unscd. Notes	1.88	11/29/23	375,000	[b]	381,877
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		281,068
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		351,046
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		160,688
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	[c]	123,366
Morgan Stanley,
Sr. Unscd. Bonds	3.70	10/23/24	370,000		368,933
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		65,789
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	100,000		112,897
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[c]	365,413
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[b]	254,832
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		129,758
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[b]	491,847
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		270,769

12

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financial (continued)
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	160,000		161,431
						8,653,054
Foreign/Governmental—6.7%
Brazilian Government,
Sr. Unscd. Notes		2.63	1/5/23	355,000	[d]	315,950
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/23	500,000		142,094
Comision
Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	310,000	[c]	317,750
Italian Government,
Treasury Bonds	EUR	1.50	6/1/25	1,030,000		1,067,634
Italian Government,
Treasury Bonds	EUR	4.75	9/1/44	200,000	[c]	281,009
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	200,000		191,000
Petrobras International Finance,
Gtd. Notes		5.75	1/20/20	155,000		153,968
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	100,000		104,237
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	205,000		222,835
Portuguese Government,
Unscd. Notes		5.13	10/15/24	180,000	[c]	184,514
Spanish Government,
Sr. Unscd. Bonds	EUR	2.75	10/31/24	910,000	[c]	1,055,350
Uruguayan Government,
Sr. Unscd. Notes		4.50	8/14/24	145,000		152,613
						4,188,954
Health Care—1.6%
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		91,579
Anthem,
Sr. Unscd. Notes		2.30	7/15/18	300,000		302,004

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
Becton Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	65,000		64,909
Becton Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	45,000		43,715
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	25,000		25,531
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000		26,437
Fresenius Medical Care
US Finance II, Gtd. Notes	4.13	10/15/20	110,000	[c]	111,925
Medtronic,
Gtd. Notes	4.63	3/15/45	195,000	[c]	197,887
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	160,000		154,904
					1,018,891
Industrial—.5%
AECOM,
Gtd. Notes	5.75	10/15/22	175,000	[c]	177,625
Waste Management,
Gtd. Notes	6.10	3/15/18	105,000		117,294
					294,919
Information Technology—.2%
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	50,000		49,614
Open Text,
Gtd. Notes	5.63	1/15/23	65,000	[c]	64,513
					114,127
Materials—1.7%
Agrium,
Sr. Unscd. Debs.	3.38	3/15/25	115,000		109,566
Agrium,
Sr. Unscd. Debs.	4.13	3/15/35	70,000		62,795
Dow Chemical,
Sr. Unscd. Bonds	3.50	10/1/24	195,000		191,718
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	[c]	163,928
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	120,000		123,012
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000		242,047

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Materials (continued)
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000	[d]	73,459
Vale Overseas,
Gtd. Notes	6.88	11/21/36	95,000		92,322
					1,058,847
Municipal Bonds—1.4%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		481,243
Chicago,
GO (Project and
Refunding Series)	6.31	1/1/44	65,000		57,724
Illinois,
GO (Pension
Funding Series)	5.10	6/1/33	110,000		102,625
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		242,232
					883,824
Telecommunications—3.0%
AT&T,
Sr. Unscd. Notes	1.19	11/27/18	310,000	[b]	312,305
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	[c]	193,324
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	290,000		288,550
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		86,594
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		190,507
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000	[d]	93,150
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		175,470
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	130,000		152,598
West,
Gtd. Notes	5.38	7/15/22	175,000	[c]	164,281
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	200,000	[c]	202,750
					1,859,529

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed—24.9%
Federal Home Loan Mortgage Corp.:
4.00%	2,135,000	[e,f]	2,257,971
5.50%, 5/1/40	21,395	[f]	23,991
Federal National Mortgage Association:
3.00%	1,285,000	[e,f]	1,331,370
3.50%	3,065,000	[e,f]	3,164,889
4.00%	785,000	[e,f]	831,753
4.50%	300,000	[e,f]	324,375
3.50%, 9/1/44	1,619,458	[f]	1,675,001
5.00%, 3/1/21—10/1/33	1,131,276	[f]	1,249,301
5.50%, 2/1/34—7/1/40	267,397	[f]	302,132
6.00%, 2/1/39	28,065	[f]	31,857
7.00%, 6/1/29—9/1/29	20,213	[f]	21,534
Government National Mortgage Association I:
5.50%, 4/15/33	426,785		491,110
Government National Mortgage Association II:
3.00%	2,185,000	[e]	2,205,826
4.50%	1,555,000	[e]	1,676,970
7.00%, 9/20/28—7/20/29	5,476		6,476
			15,594,556
U.S. Government Securities—39.5%
U.S. Treasury Bonds:
3.75%, 11/15/43	2,980,000		3,352,500
4.50%, 2/15/36	395,000	[d]	496,774
U.S. Treasury Floating Rate Notes;
0.09%, 7/31/16	10,620,000	[b]	10,623,059
U.S. Treasury Inflation Protected
Securities Notes,
0.63%, 1/15/24	613,434	[g]	624,648
U.S. Treasury Notes:
0.75%, 1/15/17	5,820,000		5,842,279
1.50%, 12/31/18	2,080,000		2,100,638
1.88%, 10/31/17	435,000	[d]	446,079
2.63%, 1/31/18	1,215,000		1,269,865
			24,755,842

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities—2.8%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		92,800
Consolidated Edison Company of
New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		421,546
Dynegy,
Gtd. Notes	6.75	11/1/19	35,000 [c]		36,593
Dynegy,
Gtd. Notes	7.38	11/1/22	310,000 [c]		326,275
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000 [c]		178,261
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		204,802
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		197,584
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		309,130
					1,766,991
Total Bonds and Notes
(cost $74,061,656)					74,570,802

Short-Term Investments—.4%
U.S. Treasury Bills:
0.04%, 8/13/15			210,000	[h]	210,001
0.04%, 10/29/15			30,000	[h]	29,999
Total Short-Term Investments
(cost $239,986)					240,000

Other Investment—5.6%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,490,470)			3,490,470	[i]	3,490,470

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $792,550)	792,550 [i]	792,550
Total Investments (cost $78,584,662)	126.3%	79,093,822
Liabilities, Less Cash and Receivables	(26.3%)	(16,457,199)
Net Assets	100.0%	62,636,623

GO—General Obligation
REIT—Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
EUR—Euro
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities were valued at $9,003,989 or 14.4% of net assets.
d Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $1,685,520 and the value of the collateral held by the fund was $1,753,975, consisting of cash collateral of $792,550 and U.S.
Government & Agency securities valued at $961,425.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/		Commercial Mortgage-Backed	6.9
Mortgage-Backed	64.4	Foreign/Governmental	6.7
Corporate Bonds	33.7	Asset-Backed	5.9
Short-Term/		Municipal Bonds	1.4
Money Market Investments	7.3		126.3

† Based on net assets.
See notes to financial statements.

18

STATEMENT OF FINANCIAL FUTURES

June 30, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2015 ($)
Financial Futures Long
Australian 3 Year Bond	30	2,577,218	September 2015	(6,087)
U.S. Treasury 5 Year Notes	29	3,458,477	September 2015	17,930
Financial Futures Short
Euro-Bond	12	(2,033,490)	September 2015	(18,897)
Euro 30 Year Bond	2	(331,423)	September 2015	5,065
U.S. Treasury 10 Year Notes	31	(3,911,328)	September 2015	15,141
Gross Unrealized Appreciation				38,136
Gross Unrealized Depreciation				(24,984)

TheFund 19

STATEMENT OF OPTIONS WRITTEN

June 30, 2015 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Call Options:
Chilean Peso,
September 2015 @ CLP 650	190,000	(2,660)
Colombian Peso,
August 2015 @ COP 2,650	95,000	(1,842)
Hungarian Forint,
July 2015 @ HUF 295	100,000	(394)
Hungarian Forint,
September 2015 @ HUF 295	95,000	(1,408)
Indonesian Rupiah,
September 2015 @ IDR 14,000	100,000	(876)
Malaysian Ringgit,
July 2015 @ MYR 3.77	100,000	(819)
New Zealand Dollar,
September 2015 @ NZD 1.16	280,000	(2,676)
Norwegian Krone,
August 2015 @ NOK 8.60	175,000	(4,680)
Norwegian Krone,
September 2015 @ NOK 9	165,000	(1,808)
South African Rand,
July 2015 @ ZAR 13	100,000	(62)
South African Rand,
September 2015 @ ZAR 13	95,000	(1,232)
South Korean Won,
August 2015 @ KRW 1,120	95,000	(1,229)
South Korean Won,
September 2015 @ KRW 1,130	320,000	(4,233)
South Korean Won,
September 2015 @ KRW 1,150	100,000	(803)
Swiss Franc,
September 2015 @ CHF 1.08	165,000	(960)
Turkish Lira,
September 2015 @ TRY 3.05	95,000	(383)

20

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
Brazilian Real,
August 2015 @ BRL 2.80	95,000	(20)
Brazilian Real,
August 2015 @ BRL 2.97	95,000	(227)
Colombian Peso,
September 2015 @ COP 2,425	100,000	(426)
New Zealand Dollar,
August 2015 @ NZD 1.05	120,000	(14)
New Zealand Dollar,
September 2015 @ NZD 1.09	280,000	(660)
Polish Zloty,
July 2015 @ PLN 3.65	100,000	(237)
South Korean Won,
September 2015 @ KRW 1,080	320,000	(1,043)
Swedish Krona ,
September 2015 @ SEK 1.03	1,500,000	(1,475)
(premiums received $33,682)		(30,167)

BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
COP—Colombian Peso
HUF—Hungarian Forint
IDR—Indonesian Rupiah
KRW—South Korean Won
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
NOK—Norwegian Krone
PLN—Polish Zloty
SEK—Swedish Krona
TRY—Turkish Lira
ZAR—South African Rand
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,685,520)—Note 1(c):
Unaffiliated issuers	74,301,642	74,810,802
Affiliated issuers	4,283,020	4,283,020
Cash		36,511
Cash denominated in foreign currencies	68,449	57,266
Receivable for investment securities sold		3,530,772
Dividends, interest and securities lending income receivable		421,360
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		64,538
Prepaid expenses		1,798
		83,206,067
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		45,022
Payable for open mortgage dollar roll transactions—Note 4		11,793,980
Payable for investment securities purchased		7,817,609
Liability for securities on loan—Note 1(c)		792,550
Payable for shares of Beneficial Interest redeemed		32,378
Outstanding options written, at value (premiums received
$33,682)—See Statement of Options Written—Note 4		30,167
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		14,271
Payable for futures variation margin—Note 4		7,965
Accrued expenses		35,502
		20,569,444
Net Assets ($)		62,636,623
Composition of Net Assets ($):
Paid-in capital		63,033,351
Accumulated undistributed investment income—net		139,468
Accumulated net realized gain (loss) on investments		(1,096,957)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including
$13,152 net unrealized appreciation on financial futures)		560,761
Net Assets ($)		62,636,623

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	46,875,055	15,761,568
Shares Outstanding	3,924,561	1,325,063
Net Asset Value Per Share ($)	11.94	11.89

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	890,466
Dividends;
Affiliated issuers	341
Income from securities lending—Note 1(c)	2,726
Total Income	893,533
Expenses:
Management fee—Note 3(a)	211,336
Professional fees	38,725
Distribution fees—Note 3(b)	20,877
Prospectus and shareholders’ reports	16,366
Custodian fees—Note 3(b)	5,291
Trustees’ fees and expenses—Note 3(c)	2,557
Loan commitment fees—Note 2	331
Shareholder servicing costs—Note 3(b)	283
Miscellaneous	23,857
Total Expenses	319,623
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	319,622
Investment Income—Net	573,911
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	437,667
Net realized gain (loss) on options transactions	13,463
Net realized gain (loss) on financial futures	(20,074)
Net realized gain (loss) on forward foreign currency exchange contracts	26,426
Net Realized Gain (Loss)	457,482
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(1,557,586)
Net unrealized appreciation (depreciation) on options transactions	3,515
Net unrealized appreciation (depreciation) on financial futures	32,457
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	28,852
Net Unrealized Appreciation (Depreciation)	(1,492,762)
Net Realized and Unrealized Gain (Loss) on Investments	(1,035,280)
Net (Decrease) in Net Assets Resulting from Operations	(461,369)

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	573,911	1,166,231
Net realized gain (loss) on investments	457,482	1,158,831
Net unrealized appreciation
(depreciation) on investments	(1,492,762)	1,045,303
Net Increase (Decrease) in Net Assets
Resulting from Operations	(461,369)	3,370,365
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(493,763)	(1,134,201)
Service Shares	(150,390)	(348,565)
Total Dividends	(644,153)	(1,482,766)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,536,248	2,812,762
Service Shares	702,897	1,451,337
Dividends reinvested:
Initial Shares	493,763	1,134,201
Service Shares	150,390	348,565
Cost of shares redeemed:
Initial Shares	(5,205,703)	(10,808,535)
Service Shares	(2,175,045)	(4,484,712)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(3,497,450)	(9,546,382)
Total Increase (Decrease) in Net Assets	(4,602,972)	(7,658,783)
Net Assets ($):
Beginning of Period	67,239,595	74,898,378
End of Period	62,636,623	67,239,595
Undistributed investment income—net	139,468	209,710

24

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Initial Shares
Shares sold	208,146	233,647
Shares issued for dividends reinvested	40,467	94,271
Shares redeemed	(426,742)	(896,303)
Net Increase (Decrease) in Shares Outstanding	(178,129)	(568,385)
Service Shares
Shares sold	57,869	120,720
Shares issued for dividends reinvested	12,369	29,099
Shares redeemed	(178,794)	(373,952)
Net Increase (Decrease) in Shares Outstanding	(108,556)	(224,133)

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Initial Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.16		11.85	12.37	11.92	11.55	11.08
Investment Operations:
Investment income—net[a]	.11		.20	.21	.22	.29	.41
Net realized and unrealized
gain (loss) on investments	(.21)		.36	(.39)	.59	.51	.51
Total from Investment Operations	(.10)		.56	(.18)	.81	.80	.92
Distributions:
Dividends from
investment income—net	(.12)		(.25)	(.34)	(.36)	(.43)	(.45)
Net asset value, end of period	11.94		12.16	11.85	12.37	11.92	11.55
Total Return (%)	(.82)[b]		4.79	(1.54)	7.00	7.04	8.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.92	[c]	.85	.92	.84	.79	.77
Ratio of net expenses
to average net assets	.92	[c]	.85	.92	.84	.79	.77
Ratio of net investment income
to average net assets	1.83	[c]	1.68	1.76	1.80	2.54	3.55
Portfolio Turnover Rate[d]	167.40	[b]	387.86	397.26	518.55	379.94	288.08
Net Assets, end of period
($ x 1,000)	46,875		49,880	55,337	66,251	69,072	105,205

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2015,
December 31, 2014, 2013, 2012, 2011 and 2010 were 59.67%, 182.67%, 176.37%, 269.42%, 162.19%
and 129.47%, respectively.

See notes to financial statements.

26

Six Months Ended
June 30, 2015				Year Ended December 31,
Service Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	12.11		11.80	12.33	11.88	11.51	11.04
Investment Operations:
Investment income—net[a]	.09		.17	.18	.19	.26	.38
Net realized and unrealized
gain (loss) on investments	(.20)		.36	(.40)	.59	.51	.50
Total from Investment Operations	(.11)		.53	(.22)	.78	.77	.88
Distributions:
Dividends from
investment income—net	(.11)		(.22)	(.31)	(.33)	(.40)	(.41)
Net asset value, end of period	11.89		12.11	11.80	12.33	11.88	11.51
Total Return (%)	(.86)[b]		4.56	(1.80)	6.70	6.78	8.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17	[c]	1.10	1.17	1.09	1.04	1.02
Ratio of net expenses
to average net assets	1.17	[c]	1.10	1.17	1.09	1.04	1.02
Ratio of net investment income
to average net assets	1.58	[c]	1.43	1.51	1.55	2.22	3.29
Portfolio Turnover Rate[d]	167.40	[b]	387.86	397.26	518.55	379.94	288.08
Net Assets, end of period
($ x 1,000)	15,762		17,359	19,561	24,378	26,776	27,780

a Based on average shares outstanding.
b Not annualized.
c Annualized.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2015,
December 31, 2014, 2013, 2012, 2011 and 2010 were 59.67%, 182.67%, 176.37%, 269.42%, 162.19%
and 129.47%, respectively.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Quality Bond Portfolio (the “fund”) is a separate diversified series of DreyfusVariable Investment Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for

28

SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

30

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,714,679	—	3,714,679
Commercial
Mortgage-Backed	—	4,333,218	—	4,333,218
Corporate Bonds†	—	21,099,729	—	21,099,729
Foreign Government	—	4,188,954	—	4,188,954
Municipal Bonds†	—	883,824	—	883,824
Mutual Funds	4,283,020	—	—	4,283,020
U.S. Government
Agencies/
Mortgage-Backed	—	15,594,556	—	15,594,556
U.S. Treasury	—	24,995,842	—	24,995,842
Other Financial
Instruments:
Financial Futures††	38,136	—	—	38,136
Forward Foreign
Currency Exchange
Contracts††	—	64,538	—	64,538
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(24,984)	—	—	(24,984)
Forward Foreign
Currency Exchange
Contracts††	—	(14,271)	—	(14,271)
Options Written	—	(30,167)	—	(30,167)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

32

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is sub-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of New York Mellon earned $825 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	383,669	13,376,424	10,269,623	3,490,470	5.6
Dreyfus
Institutional
Cash Advantage
Fund	683,250	3,139,090	3,029,790	792,550	1.3
Total	1,066,919	16,515,514	13,299,413	4,283,020	6.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 30, 2015, the Board declared a cash dividend of $.021 and $.019 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2015 (ex-dividend date) to shareholders of record as of the close of business on June 30, 2015.

34

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,434,066 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $1,482,766. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2015, Service shares were charged $20,877 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

36

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2015, the fund was charged $183 for transfer agency services and $17 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2015, the fund was charged $5,291 pursuant to the custody agreement.

During the period ended June 30, 2015, the fund was charged $6,240 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $33,560, Distribution Plan fees $3,246, custodian fees $4,985, Chief Compliance Officer fees $3,169 and transfer agency fees $62.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, financial futures and options transactions, during the period ended June 30, 2015, amounted to $130,802,065 and $136,927,512, respectively, of which $84,177,760 in purchases and $84,308,130 in sales were from mortgage dollar roll transactions.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively,“Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund

38

recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2015 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended June 30, 2015:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2014	—	—
Contracts written	14,200,000	82,292
Contracts terminated:
Contracts closed	8,965,000	46,275	35,147	11,128
Contracts expired	355,000	2,335	—	2,335
Total contracts terminated	9,320,000	4,860	35,147	13,463
Contracts outstanding
June 30, 2015	4,880,000	33,682

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With

40

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
7/31/2015 [a]	125,000	96,162	96,265	103
Brazilian Real,
Expiring
8/4/2015 [b]	460,000	142,724	146,031	3,307
Chilean Peso,
Expiring
7/31/2015 [a]	59,660,000	93,852	93,048	(804)
Indian Rupee,
Expiring
7/31/2015 [a]	37,160,000	576,992	579,809	2,817
Indonesian Rupiah,
Expiring:
7/31/2015 [a]	622,145,000	46,308	46,363	55
7/31/2015 [c]	629,500,000	46,845	46,911	66
Mexican New Peso,
Expiring
7/31/2015 [a]	2,840,000	185,487	180,268	(5,219)
Norwegian Krone,
Expiring
7/31/2015 [c]	1,420,000	183,543	180,975	(2,568)

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases (continued):
Polish Zloty,
Expiring:
7/31/2015 [b]	490,000	132,995	130,206	(2,789)
7/31/2015 [d]	260,000	70,553	69,089	(1,464)
Sales:		Proceeds ($)
Brazilian Real,
Expiring
8/4/2015 [e]	440,000	140,409	139,682	727
Colombian Peso,
Expiring
7/16/2015 [a]	501,830,000	200,191	192,286	7,905
Euro,
Expiring:
7/31/2015 [a]	659,000	738,574	735,001	3,573
7/31/2015 [b]	619,000	693,806	690,388	3,418
7/31/2015 [f]	220,000	246,633	245,372	1,261
7/31/2015 [g]	267,000	299,294	297,793	1,501
7/31/2015 [h]	541,000	606,461	603,393	3,068
7/31/2015 [i]	423,000	474,204	471,784	2,420
Hungarian Forint,
Expiring:
7/31/2015 [e]	55,070,000	198,926	194,494	4,432
7/31/2015 [h]	27,560,000	99,523	97,335	2,188
Indian Rupee,
Expiring
7/31/2015 [c]	12,840,000	198,916	200,343	(1,427)
Malaysian Ringgit,
Expiring
7/31/2015 [a]	370,000	101,951	97,809	4,142
New Zealand Dollar,
Expiring
7/31/2015 [a]	390,000	267,201	263,524	3,677
Peruvian New Sol,
Expiring
8/6/2015 [a]	2,470,000	775,997	772,627	3,370
Singapore Dollar,
Expiring
7/31/2015 [b]	270,000	202,066	200,367	1,699
Turkish Lira,
Expiring:
7/31/2015 [b]	80,000	30,321	29,559	762
7/31/2015 [h]	180,000	68,244	66,509	1,735
South African Rand,
Expiring
7/31/2015 [a]	4,780,000	399,155	390,678	8,477

42

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
South Korean Won,
Expiring
7/31/2015 [g]	216,070,000	196,955	193,563	3,392
Swiss Franc,
Expiring
7/31/2015 [h]	480,000	514,470	514,027	443
Gross Unrealized
Appreciation				64,538
Gross Unrealized
Depreciation				(14,271)

Counterparties:

a	JP Morgan Chase Bank
b	Goldman Sachs International
c	Citigroup
d	Bank of America
e	Morgan Stanley Capital Services
f	Barclays Bank
g	Credit Suisse International
h	Deutsche Bank
i	UBS Securities

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2015 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1]	38,136	Interest rate risk[1]	(24,984)
Foreign exchange risk[2]	64,538	Foreign exchange risk[2,3]	(44,438)
Gross fair value of
derivatives contracts	102,674		(69,422)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
3	Outstanding options written, at value.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2015 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[4]	Transactions[5]	Contracts[6]	Total
Interest rate	(20,074)	13,496	—	(6,578)
Foreign exchange	—	(33)	26,426	26,393
Total	(20,074)	13,463	26,426	19,815

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward
Underlying risk	Futures[7]	Transactions[8]	Contracts[9]	Total
Interest rate	32,457	—	—	32,457
Foreign exchange	—	3,515	28,852	32,367
Total	32,457	3,515	28,852	64,824

Statement of Operations location:

4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on options transactions.
6	Net realized gain (loss) on forward foreign currency exchange contracts.
7	Net unrealized appreciation (depreciation) on financial futures.
8	Net unrealized appreciation (depreciation) on options transactions.
9	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

44

At June 30, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial futures	38,136	(24,984)
Options	—	(30,167)
Forward contracts	64,538	(14,271)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	102,674	(69,422)
Derivatives not subject
to Master Agreements	(43,029)	24,984
Total gross amount of
assets and liabilities
subject to Master Agreements	59,645	(44,438)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2015:†

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Barclays Bank	1,261	(1,261)	—	—
Citigroup	66	(66)	—	—
Deutsche Bank	7,434	(7,434)	—	—
Goldman Sachs
International	9,186	(4,034)	—	5,152
JP Morgan Chase Bank	34,119	(14,279)	—	19,840
Morgan Stanley
Capital Services	5,159	(20)	—	5,139
UBS Securities	2,420	(2,420)	—	—
Total	59,645	(29,514)	—	30,131

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	Liabilities ($)
Bank of America	(1,464)	—	—	(1,464)
Barclays Bank	(3,216)	1,261	—	(1,955)
Citigroup	(6,429)	66	—	(6,363)
Deutsche Bank	(9,720)	7,434	—	(2,286)
Goldman Sachs
International	(4,034)	4,034	—	—
Morgan Stanley
Capital Services	(20)	20	—	—
JP Morgan Chase Bank	(14,279)	14,279	—	—
UBS Securities	(5,277)	2,420	—	(2,857)
Total	(44,439)	29,514	—	(14,925)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Interest rate financial futures	8,148,979
Interest rate options contracts	5,893
Foreign currency options contracts	6,821
Forward contracts	6,662,174

At June 30, 2015, accumulated net unrealized appreciation on investments was $$509,160, consisting of $1,164,271 gross unrealized appreciation and $655,111 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

46

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 11-12, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S

INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods (ranking lowest in the Performance Group in the one- and two-year periods) except for the ten-year period when it was above the medians. The Board also noted that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st, and below the Performance Universe median for six of the ten one-year periods. The Dreyfus representatives noted the proximity to the Performance Group and/or Performance

48

Universe median(s) of the fund’s total return and yield performance during certain periods when it was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s returns were above those of the benchmark in five of the ten calendar years shown. The representatives of Dreyfus and its affiliates discussed the fund’s relative underperformance and how it was impacted by the ratings quality standards used in the management of the fund’s portfolio.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group) and the fund’s actual management fee (highest in the Expense Group and Expense Universe ) and total expenses (highest in the Expense Group) were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the dis-

50

cussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board accepted the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 51

NOTES

For More Information

Telephone 1-800-554-4611 or 516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak __

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Bradley J. Skapyak__

            Bradley J. Skapyak,

            President

Date:    August 3, 2015

By:       /s/ James Windels_____

            James Windels,

            Treasurer

Date:    August 3, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)